WADDELL & REED
                    FUNDS, INC.
                       Total Return Fund
                       Growth Fund
                       Science and Technology Fund
                       International Growth Fund
                       Asset Strategy Fund
                       Limited-Term Bond Fund
                       High Income Fund
                       Municipal Bond Fund

                    SEMIANNUAL
                    REPORT
                    -------------------------------------------
                    For the six months ended September 30, 1997

This report is submitted for the general information of the shareholders of Waddell & Reed Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Funds, Inc. current prospectus.

PRESIDENT'S LETTER
SEPTEMBER 30, 1997



Dear Shareholder:

As Waddell & Reed celebrates its 60th anniversary in the financial services industry, I would like to thank you for your continued confidence in our products and services. Since we opened our doors in 1937, our goal has been and continues to be to provide the best service possible to our shareholders. This commitment is reflected in every area of our organization: starting with your financial advisor and continuing with our investment management and customer service people of our affiliated companies.

Your confidence in the success of the products and services offered by Waddell & Reed and its affiliates is reflected in the growth the Funds have experienced over our 60 years. Total mutual fund assets under management reached the $1 billion mark in 1961, and over the $5 billion mark in 1985. As of September 30, 1997, mutual fund assets under management totaled more than $20.6 billion.

We look forward to helping you meet the financial goals that are important to you, now and for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
TOTAL RETURN FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Current income while
securities convertible into             seeking capital
common stocks.                          growth.


Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that have a record
                                        of paying regular dividends on common
                                        stock and also have the potential for
                                        capital appreciation.  (May purchase
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        options and futures.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Total Return Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months ended September 30, 1997
-------------------------------------------
NET ASSET VALUE ON
   9/30/97                      $22.79
   3/31/97                       18.18
                                ------
CHANGE PER SHARE                $ 4.61
                                ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-97           30.68%    33.68%
5-year period ended 9-30-97           18.29%    18.29%
Period from 9-21-92*
  through 9-30-97                     18.06%    18.06%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, Total Return Fund had net assets totaling $411,110,473 invested in a diversified portfolio of:

   91.83% Common Stocks
    7.89% Cash and Cash Equivalents
    0.28% Preferred Stock



As a shareholder of Total Return Fund, for every $100 you had invested on September 30, 1997, your Fund owned:

 $56.46  Manufacturing Stocks
  12.73  Wholesale and Retail Trade Stocks
   9.84  Finance, Insurance and Real Estate Stocks
   7.89  Cash and Cash Equivalents
   5.15  Transportation, Communication, Electric
           and Sanitary Services Stocks
   4.92  Services Stocks
   1.82  Contract Construction Stocks
   1.19  Agriculture, Forestry and Fisheries Stocks

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 2.29%
 Gap, Inc. (The)  ........................   110,500 $  5,531,851
 Payless ShoeSource, Inc.*  ..............    64,800    3,867,718
   Total .................................              9,399,569

Building Materials and Garden Supplies - 0.80%
 Home Depot, Inc. (The)  .................    63,300    3,299,513

Business Services _ 0.21%
 Manpower Inc.  ..........................    21,500      849,250

Chemicals and Allied Products - 15.50%
 Air Products and Chemicals, Inc.  .......    63,500    5,266,500
 Avon Products, Inc.  ....................    27,500    1,705,000
 BetzDearborn Inc.  ......................    51,400    3,514,475
 Colgate-Palmolive Company  ..............    66,200    4,613,279
 Crompton & Knowles Corporation  .........    43,500    1,155,447
 Dow Chemical Company (The)  .............    31,800    2,883,847
 du Pont (E.I.) de Nemours and Company  ..   110,400    6,796,445
 Geon Company (The)  .....................    40,700      834,350
 Lilly (Eli) and Company  ................    37,000    4,456,169
 Merck & Co., Inc.  ......................    38,700    3,867,562
 Monsanto Company  .......................   101,100    3,942,900
 Novartis AG  ............................       600      920,316
 PPG Industries, Inc.  ...................    69,000    4,325,403
 Pfizer Inc.  ............................    71,800    4,312,452
 Praxair, Inc.  ..........................    55,200    2,825,522
 Procter & Gamble Company (The)  .........    66,200    4,571,904
 Solutia Inc.*  ..........................     8,340      166,800
 Union Carbide Corporation  ..............    48,300    2,351,582
 Warner-Lambert Company  .................    38,600    5,208,568
   Total .................................             63,718,521

Communication - 1.92%
 AirTouch Communications*  ...............    56,000    1,984,472
 Cox Communications, Inc.*  ..............    76,700    2,118,838
 Grupo Televisa, S.A. GDR*  ..............    32,600    1,163,396
 SBC Communications Inc.  ................    25,400    1,558,925
 360. Communications Company*  ...........    51,500    1,075,062
   Total .................................              7,900,693

Depository Institutions - 4.45%
 BankAmerica Corporation  ................    55,200    4,046,822
 Chase Manhattan Corporation (The)  ......    30,500    3,599,000


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions (Continued)
 Citicorp  ...............................    30,900 $  4,138,653
 Norwest Corporation  ....................    62,500    3,828,125
 U. S. Bancorp.  .........................    27,600    2,663,400
   Total .................................             18,276,000

Electric, Gas and Sanitary Services - 0.94%
 Duke Energy Corp.  ......................    78,300    3,870,917

Electronic and Other Electric Equipment - 8.49%
 AMP Incorporated  .......................    28,400    1,521,161
 Aeroquip-Vickers Inc.  ..................    33,100    1,621,900
 Analog Devices, Inc.*  ..................   157,800    5,286,300
 Emerson Electric Co.  ...................    44,200    2,547,025
 General Electric Company  ...............   132,600    9,025,021
 Harman International Industries,
   Incorporated ..........................     7,980      399,495
 Intel Corporation  ......................    95,400    8,815,532
 Maytag Corporation  .....................    46,800    1,597,050
 Molex Incorporated, Class A  ............    42,187    1,720,428
 NextLevel Systems, Inc.*  ...............    73,600    1,232,800
 Rival Company (The)  ....................    69,700    1,123,913
   Total .................................             34,890,625

Engineering and Management Services - 0.46%
 Fluor Corporation  ......................    35,400    1,898,325

Food and Kindred Products - 2.06%
 CPC International Inc.  .................    43,100    3,992,138
 PepsiCo, Inc.  ..........................   110,500    4,482,101
   Total .................................              8,474,239

Food Stores - 0.43%
 Kroger Co. (The)*  ......................    58,000    1,750,846

Forestry - 1.19%
 Georgia-Pacific Corporation  ............    23,500    2,452,812
 Weyerhaeuser Company  ...................    41,400    2,458,125
   Total .................................              4,910,937

Furniture and Fixtures - 0.10%
 Lear Corporation*  ......................     8,500      418,625

Furniture and Home Furnishings Stores - 0.82%
 Circuit City Stores, Inc.  ..............    83,200    3,353,958

General Building Contractors - 0.29%
 Pulte Corporation  ......................    31,100    1,189,575


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
General Merchandise Stores - 4.79%
 Dayton Hudson Corporation  ..............    75,800 $  4,543,225
 Federated Department Stores, Inc.*  .....    45,900    1,979,437
 Kohl's Corporation*  ....................    57,000    4,047,000
 May Department Stores Company (The)  ....    55,200    3,004,922
 Wal-Mart Stores, Inc.  ..................   167,400    6,131,025
   Total .................................             19,705,609

Health Services - 1.00%
 Tenet Healthcare Corporation*  ..........    86,300    2,513,488
 Vencor, Incorporated*  ..................    38,600    1,592,250
   Total .................................              4,105,738

Heavy Construction, Excluding Building - 0.24%
 Foster Wheeler Corporation  .............    22,100      971,008

Industrial Machinery and Equipment - 13.59%
 Applied Materials, Inc.*  ...............    85,300    8,127,469
 Case Corporation  .......................    62,200    4,144,075
 Caterpillar Inc.  .......................   145,000    7,820,865
 cisco Systems, Inc.*  ...................    88,200    6,446,803
 Compaq Computer Corporation*  ...........    94,750    7,082,563
 Deere & Company  ........................   108,800    5,861,600
 Eaton Corporation  ......................    27,600    2,549,550
 Hewlett-Packard Company  ................    12,900      897,350
 Ingersoll-Rand Company  .................    33,150    1,427,505
 International Business Machines Corporation  34,200    3,623,045
 New Holland NV  .........................    70,700    2,085,650
 Parker Hannifin Corporation  ............    49,650    2,234,250
 United Technologies Corporation  ........    44,200    3,580,200
   Total .................................             55,880,925

Instruments and Related Products - 4.26%
 General Motors Corporation, Class H  ....    40,900    2,704,512
 Guidant Corporation  ....................   107,000    5,992,000
 Medtronic, Inc.  ........................    88,400    4,154,800
 Xerox Corporation  ......................    55,500    4,672,378
   Total .................................             17,523,690

Insurance Carriers - 2.39%
 Aetna Inc.  .............................    38,500    3,135,325
 American International Group, Inc.  .....    19,800    2,043,103
 Oxford Health Plans Inc.*  ..............    62,000    4,644,172
   Total .................................              9,822,600

Miscellaneous Retail - 0.16%
 OfficeMax, Inc.*  .......................    43,875      666,330


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Motion Pictures - 0.76%
 Walt Disney Company (The)  ..............    38,700 $  3,120,188

Nondepository Institutions - 3.00%
 Associates First Capital Corporation  ...    30,800    1,917,300
 Fannie Mae  .............................   102,600    4,822,200
 Freddie Mac  ............................   159,200    5,611,800
   Total .................................             12,351,300

Paper and Allied Products - 1.42%
 Champion International Corporation  .....    30,700    1,870,766
 International Paper Company  ............    35,400    1,949,195
 Willamette Industries, Inc.  ............    52,800    2,019,600
   Total .................................              5,839,561

Petroleum and Coal Products - 2.20%
 Exxon Corporation  ......................    31,200    1,998,734
 Mobil Corporation  ......................    45,200    3,344,800
 Royal Dutch Petroleum Company  ..........    66,400    3,685,200
   Total .................................              9,028,734

Prepackaged Software - 2.49%
 Microsoft Corporation*  .................    39,700    5,254,017
 Oracle Systems Corporation*  ............   136,650    4,983,352
   Total .................................             10,237,369

Primary Metal Industries - 0.79%
 Aluminum Company of America  ............    35,900    2,943,800
 Nucor Corporation  ......................     5,700      300,316
   Total .................................              3,244,116

Railroad Transportation - 1.42%
 Burlington Northern Santa Fe Corporation     19,900    1,922,838
 Union Pacific Corporation  ..............    62,200    3,899,131
   Total .................................              5,821,969

Rubber and Miscellaneous Plastics Products - 0.92%
 Goodyear Tire & Rubber Company (The)  ...    55,200    3,795,000

Special Trade Contractors - 1.29%
 Telefonaktiebolaget LM Ericsson,
   Class B, ADR ..........................   110,500    5,300,464

Transportation by Air - 0.59%
 AMR Corporation*  .......................    22,100    2,446,183

Transportation Equipment - 7.13%
 AlliedSignal Inc.  ......................    77,400    3,289,500
 Boeing Company (The)  ...................    70,200    3,821,477


             See Notes to Schedules of Investments on page 58 - 59.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment (Continued)
 Chrysler Corporation  ...................   121,500 $  4,472,658
 Dana Corporation  .......................    42,000    2,073,750
 Ford Motor Company  .....................    92,100    4,167,525
 General Motors Corporation  .............    72,100    4,826,158
 Northrop Grumman Corporation  ...........    46,700    5,668,212
 Sundstrand Corporation  .................    17,200      991,150
   Total .................................             29,310,430

Wholesale Trade - Durable Goods - 0.86%
 Motorola, Inc.  .........................    49,400    3,550,625

Wholesale Trade - Nondurable Goods - 2.58%
 Gillette Company (The)  .................   103,200    8,907,398
 Safeway Inc.*  ..........................    31,200    1,696,500
   Total .................................             10,603,898

TOTAL COMMON STOCKS - 91.83%                         $377,527,330
 (Cost: $238,528,271)

PREFERRED STOCK - 0.28%
Communication
 Telebras S.A., ADR  .....................     9,000 $  1,158,750
 (Cost:  $1,204,706)

TOTAL SHORT-TERM SECURITIES - 6.91%                  $ 28,407,082
 (Cost: $28,407,082)

TOTAL INVESTMENT SECURITIES - 99.02%                 $407,093,162
 (Cost: $268,140,059)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.98%       4,017,311

NET ASSETS - 100.00%                                 $411,110,473


            See Notes to Schedules of Investments on pages 58 - 59.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
GROWTH FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Capital appreciation.
securities convertible
into common stocks.

Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that offer above-
                                        average growth potential, including
                                        relatively new or unseasoned companies.
                                        (May purchase securities subject to
                                        repurchase agreements.  May invest in
                                        certain options and futures.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Growth Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1997
-------------------------------------------
NET ASSET VALUE ON
   9/30/97                      $24.34
   3/31/97                       18.16
                                 ------
CHANGE PER SHARE                $ 6.18
                                 ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                ----------------------------
                                      With        Without
                                    CDSC**        CDSC***
                                    ------        -------
Period
------
1-year period ended 9-30-97           10.85%        13.85%
5-year period ended 9-30-97           21.84%        21.84%
Period from 9-21-92*
  through 9-30-97                     21.70%        21.70%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, Growth Fund had net assets totaling $260,501,179 invested in a diversified portfolio of:

   86.15%  Common Stocks
   13.85%  Cash and Cash Equivalents

As a shareholder of Growth Fund, for every $100 you had invested on September 30, 1997, your Fund owned:

 $48.01  Services Stocks
  17.38  Manufacturing Stocks
  13.85  Cash and Cash Equivalents
  11.71  Transportation, Communication, Electric
           and Sanitary Services Stocks
   5.50  Wholesale and Retail Trade Stocks
   3.55  Finance, Insurance and Real Estate Stocks

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS
Automotive Dealers and Service Stations - 1.74%
 O'Reilly Automotive, Inc.*  .............   200,000 $  4,525,000

Business Services _ 21.50%
 America Online, Inc.*  ..................   160,000   12,069,920
 BMC Software, Inc.*  ....................    50,000    3,235,900
 CKS Group, Inc.*  .......................   100,000    3,725,000
 CUC International Inc.*  ................   150,000    4,650,000
 CompuServe Corporation*  ................   100,000    1,381,200
 FactSet Research Systems, Inc.*  ........   175,000    5,206,250
 HBO & Company  ..........................   111,800    4,213,406
 IDX Systems Corporation*  ...............    14,000      484,750
 IMNET Systems, Inc.*  ...................   100,000    2,678,100
 Parametric Technology Corporation*  .....   130,000    5,732,090
 SCB Computer Technology, Inc.*  .........   225,000    4,781,250
 Shared Medical Systems Corporation  .....   100,000    5,287,500
 Synopsys, Inc.*  ........................    60,000    2,548,080
   Total .................................             55,993,446

Communication - 10.67%
 COLT Telecom Group plc, ADR*  ...........   200,000    6,350,000
 Cincinnati Bell Inc.  ...................   100,000    2,843,700
 Intermedia Communications of
   Florida, Inc.* ........................   150,000    7,045,200
 360. Communications Company*  ...........   300,000    6,262,500
 WorldCom, Inc.*  ........................   150,000    5,301,450
   Total .................................             27,802,850

Electric, Gas and Sanitary Services - 0.44%
 Superior Services, Inc.*  ...............    40,000    1,142,480

Electronic and Other Electric Equipment - 1.15%
 Computer Products, Inc.*  ...............   100,000    2,996,800

Engineering and Management Services - 3.23%
 MAXIMUS, Inc.*  .........................   150,000    4,340,550
 Transition Systems, Inc.*  ..............   200,000    4,075,000
   Total .................................              8,415,550

Food and Kindred Products - 1.00%
 Tootsie Roll Industries, Inc.  ..........    51,500    2,613,625

Furniture and Home Furnishings Stores - 0.80%
 Williams-Sonoma, Inc.*   ................    48,750    2,079,480


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1997

                                              Shares        Value
COMMON STOCKS (Continued)
Health Services - 6.83%
 American Healthcorp, Inc.*  .............   200,000 $  2,800,000
 Concentra Managed Care, Inc.*  ..........   174,135    6,165,424
 Quorum Health Group, Inc.*  .............   150,000    3,675,000
 Vencor, Incorporated*  ..................   125,000    5,156,250
   Total .................................             17,796,674

Hotels and Other Lodging Places - 1.29%
 Vail Resorts, Inc.*  ....................   125,500    3,357,125

Industrial Machinery and Equipment - 1.54%
 Franklin Electronic Publishers, Inc.*  ..   150,000    2,025,000
 Tractor Supply Company*  ................   100,000    1,987,500
   Total .................................              4,012,500

Instruments and Related Products - 4.89%
 LUNAR CORPORATION*  .....................   160,000    3,074,880
 St. Jude Medical, Inc.*  ................   100,000    3,506,200
 STERIS Corporation*  ....................   150,000    6,163,950
   Total .................................             12,745,030

Insurance Carriers - 1.54%
 United HealthCare Corporation  ..........    80,000    4,000,000

Miscellaneous Manufacturing Industries - 4.42%
 Blyth Industries, Inc.*  ................   180,000    5,040,000
 Getty Communications PLC*  ..............   100,000    1,806,200
 Tiffany & Co.  ..........................   110,000    4,675,000
   Total .................................             11,521,200

Miscellaneous Retail - 1.24%
 MSC Industrial Direct Co., Inc.*  .......    70,000    3,220,000

Personal Services - 3.79%
 Block (H&R), Inc.  ......................   120,000    4,635,000
 Equity Corporation International*  ......   225,000    5,245,200
   Total .................................              9,880,200

Prepackaged Software - 11.37%
 Broderbund Software, Inc.*  .............   120,000    4,072,440
 Cerner Corporation*  ....................   150,000    3,595,200
 Dendrite International, Inc.*  ..........   200,000    3,175,000
 Expert Software, Inc.*  .................   150,000      796,800
 HPR Inc.*  ..............................   160,000    3,509,920
 Intuit Inc.*  ...........................   175,000    5,621,875
 J. D. Edwards*  .........................    60,000    2,017,500
 Medic Computer Systems, Inc.*  ..........   200,000    6,837,400
   Total .................................             29,626,135

Real Estate - 2.01%
 Stewart Enterprises, Inc., Class A  .....   120,000    5,242,440


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Stone, Clay and Glass Products - 2.99%
 Department 56, Inc.*  ...................   150,000 $  4,340,550
 Gentex Corporation*  ....................   139,000    3,453,177
   Total .................................              7,793,727

Tobacco Products - 1.39%
 General Cigar Holdings, Inc.*  ..........   125,000    3,609,375

Trucking and Warehousing - 0.60%
 Heartland Express, Inc.*  ...............    57,733    1,569,587

Wholesale Trade - Durable Goods - 1.72%
 OmniCare, Inc.  .........................   137,600    4,472,000

TOTAL COMMON STOCKS - 86.15%                         $224,415,224
 (Cost: $153,700,601)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Fabricated Metal Products - 0.61%
 Danaher Corporation,
   5.6563% Master Note ...................    $1,592    1,592,000

 Food and Kindred Products - 1.25%
 ConAgra Inc.,
   5.71%, 10-9-97 ........................     3,175    3,170,971
 General Mills, Inc.,
   5.5113% Master Note ...................        82       82,000
   Total .................................              3,252,971

 Instruments and Related Products - 3.93%
 Baxter International Inc.:
   5.6%, 10-6-97 .........................     2,000    1,998,444
   5.65%, 10-6-97 ........................     4,545    4,541,433
 Hughes Electronics Corp.,
   5.75%, 10-24-97 .......................     3,700    3,686,408
   Total .................................             10,226,285

 Insurance Carriers - 1.02%
 USAA Capital Corp.,
   5.50%, 10-7-97 ........................     2,670    2,667,553

 Personal Services - 0.77%
 Block Financial Corp.,
   5.51%, 10-8-97 ........................     2,010    2,007,847


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Textile Mill Products - 1.81%
 Sara Lee Corporation,
   5.5063% Master Note ...................    $4,722 $  4,722,000

 Tobacco Products - 2.72%
 B.A.T. Capital Corp.:
   5.55%, 10-10-97 .......................     2,295    2,291,816
   5.57%, 10-10-97 .......................     4,800    4,793,316
   Total .................................              7,085,132

 Transportation Equipment - 1.60%
 Echlin Inc.,
   5.55%, 10-1-97 ........................     4,165    4,165,000

TOTAL SHORT-TERM SECURITIES - 13.71%                 $ 35,718,788
 (Cost: $35,718,788)

TOTAL INVESTMENT SECURITIES - 99.86%                 $260,134,012
 (Cost: $189,419,389)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.14%         367,167

NET ASSETS - 100.00%                                 $260,501,179


            See Notes to Schedules of Investments on pages 58 - 59.

SHAREHOLDER SUMMARY
------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUND

PORTFOLIO STRATEGY:
Technology-related         OBJECTIVE:   Long-term capital growth.
  stocks

Generally at least 80%      STRATEGY:   Invests in common
  in science or technology              stocks of companies whose
  securities; may have more             products, processes or services
  than 20% in debt securities.          are expected to benefit from  scientific
                                        or technological discoveries or
                                        developments.    (May purchase
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        options and futures.)

Cash Reserves                           The use of cash reserves (often invested
                                        in money market securities) for
                                        defensive purposes is a strategy that
                                        may be utilized by the Science and
                                        Technology Fund from time to time.  For
                                        more information about the Fund's cash
                                        reserves flexibility, please consult the
                                        Prospectus.

                             FOUNDED:   1997

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (DECEMBER)

PERFORMANCE SUMMARY -- Class B Shares

        PER SHARE DATA
For the Period Ended September 30, 1997
---------------------------------------

NET ASSET VALUE ON
09/30/97                        $10.38
07/31/97*                        10.00
                                ------
CHANGE PER SHARE                $ 0.38
                                ======


Past performance is not necessarily an indication of future results.

TOTAL RETURN HISTORY

                                         Aggregate Total Return
                                       ---------------------------
                                           With         Without
Period                                    CDSC**        CDSC***
------                                 -----------    ------------
Period from 7-31-97*
  through 9-30-97                           0.80%          3.80%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, Science and Technology Fund had net assets totaling $2,215,428 invested in a diversified portfolio of:

   52.73% Cash and Cash Equivalents
   47.27% Common Stocks


As a shareholder of Science and Technology Fund, for every $100 you had invested on September 30, 1997, your Fund owned:

 $52.73  Cash and Cash Equivalents
  29.93  Services Stocks
   8.40  Manufacturing Stocks
   5.17 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   3.77  Wholesale and Retail Trade Stocks


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS
Business Services - 21.56%
 America Online, Inc.*  ..................       500   $   37,718
 At Home Corporation, Series A*  .........     2,300       53,114
 CUC International Inc.*  ................     2,000       62,000
 IDX Systems Corporation*  ...............     1,500       51,937
 McAfee Associates, Inc.*  ...............       500       26,500
 Parametric Technology Corporation*  .....       600       26,456
 Primark Corporation*  ...................     2,000       59,124
 Simulation Sciences, Inc.*  .............       900       17,803
 TMP Worldwide Inc.*  ....................       900       21,768
 Transaction Systems Architects, Inc.* ...     1,700       69,062
 Vantive Corporation (The)  ..............     1,300       31,281
 Visio Corporation*  .....................       500       20,812
   Total .................................                477,575

Communication - 5.17%
 Intermedia Communications of Florida,
  Inc.*  .................................     1,000       46,968
 Nokia Corporation, Series A, ADR  .......       200       18,775
 Paging Network, Inc.*  ..................     1,900       24,164
 WorldCom Inc.*  .........................       700       24,740
   Total .................................                114,647

Electronic and Other Electric Equipment - 6.03%
 Advanced Fibre Communications, Inc.*  ...     2,000       81,936
 Tellabs*  ...............................     1,000       51,593
   Total .................................                133,529

Engineering & Management Services - 0.76%
 Incyte Pharmaceuticals, Inc.*  ..........       200       16,794

Food and Kindred Products - 1.63%
 J. M. Smucker Company (The)  ............     1,300       36,157

Health Services - 2.53%
 American Healthcorp, Inc.*  .............     4,000       56,000

Instruments and Related Products - 0.74%
 STERIS Corporation*  ....................       400       16,437

Prepackaged Software - 5.08%
 HPR Inc.*  ..............................       600       13,162
 Intuit Inc.*  ...........................     1,000       32,125
 J. D. Edwards*  .........................     2,000       67,250
   Total..................................                112,537

Wholesale Trade - Durable Goods - 2.49%
 OmniCare, Inc.  .........................     1,700       55,250


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Wholesale Trade -- Nondurable Goods - 1.28%
 Cardinal Health, Inc.  ..................       400   $   28,400

TOTAL COMMON STOCKS - 47.27%                           $1,047,326
 (Cost: $981,609)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Food and Kindred Products - 0.45%
 General Mills, Inc.,
   5.5113% Master Note ...................       $10       10,000

 Textile Mill Products - 1.58%
 Sara Lee Corporation,
   5.5063% Master Note ...................        35       35,000

 Total Commercial Paper - 2.03%                            45,000

United States Government
 Fannie Mae:
   5.4%, 10-2-97 .........................        65       64,990
   5.55%, 10-6-97 ........................       205      204,842
   5.4%, 10-9-97 .........................        95       94,886
   5.42%, 10-14-97 .......................       315      314,384
   5.4%, 11-6-97 .........................       160      159,136
 Freddie Mac,
   5.4%, 10-9-97 .........................       120      119,856

 Total United States Government Securities - 43.25%       958,094

TOTAL SHORT-TERM SECURITIES - 45.28%                   $1,003,094
 (Cost: $1,003,094)

TOTAL INVESTMENT SECURITIES - 92.55%                   $2,050,420
 (Cost: $1,984,703)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 7.45%         165,008

NET ASSETS - 100.00%                                   $2,215,428


            See Notes to Schedules of Investments on pages 58 - 59.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
INTERNATIONAL GROWTH FUND

PORTFOLIO STRATEGY:
Normally at least 80% in    OBJECTIVE: Long-term appreciation
foreign securities.  Not               of capital with current
more than 75% in securities            income as a secondary
in any one country.                    consideration.

Maximum of 15% in currency   STRATEGY: Invests in securities
exchange contracts                     (common or preferred stocks
                                        and/or debt securities) issued
Cash Reserves                           by companies or governments of any
                                        nation, including the United States.
                                        Securities are selected for their
                                        potential to provide long-term growth.
                                        The Fund provides an opportunity to
                                        invest in foreign companies in many
                                        different industries.  (May purchase
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        options and futures.)  International
                                        Growth Fund (formerly Global Income
                                        Fund) changed its name and investment
                                        objective effective April 20, 1995.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the International Growth Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1997
-------------------------------------------

NET ASSET VALUE ON
   9/30/97                      $14.12
   3/31/97                       12.40
                                ------
CHANGE PER SHARE                $ 1.72
                                ======

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                 ---------------------------
                                      With         Without
                                    CDSC**         CDSC***
                                    ------         -------
Period
------
1-year period ended 9-30-97           28.82%         31.82%
5-year period ended 9-30-97            9.23%          9.23%
Period from 9-21-92*
  through 9-30-97                      9.44%          9.44%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, International Growth Fund had net assets totaling $73,090,580 invested in a diversified portfolio of:

   86.20% Common Stocks
    8.75% Cash and Cash Equivalents and Open Forward Currency Contracts 5.05% Preferred Stocks

As a shareholder of International Growth Fund, for every $100 you had invested on September 30, 1997, your Fund owned:

   86.20% Common Stocks
    8.75% Cash and Cash Equivalents and Open Forward Currency Contracts 5.05% Preferred Stocks


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS
Argentina - 0.59%
 Capex S.A., Class A (A)  ................    50,000  $   427,500

Australia - 0.69%
 Westpac Banking Corporation (A)  ........    80,000      505,226

Brazil - 0.79%
 CompanLia de Saneamento Desico do Estado
   De Sao Paulo (A) ...................... 2,200,000      576,410

Denmark - 0.63%
 Sydbank A/S (A)  ........................    10,000      462,254

Finland - 1.98%
 Nokia Corporation, Series K (A)  ........     7,000      663,012
 TT Tieto Oy, Class B (A)  ...............     7,000      787,409
   Total .................................              1,450,421

France - 8.25%
 Accor S.A. (A)  .........................     2,400      443,269
 Atos SA (A)*  ...........................     4,000      432,753
 Business Objects S.A., ADR*  ............    30,000      301,860
 Cap Gemini Sogeti S.A. (A)*  ............    10,000      648,793
 Cofidur (A)*  ...........................    10,933      348,214
 Coflexip Stena Offshore SA, ADR  ........    16,400      920,450
 GEA Grenobloise d'Electronique et
   d'Automatismes (A) ....................    10,000      379,164
 Generale de Geophysique S.A. (A)*  ......     4,500      614,246
 SGS-THOMSON Microelectronics N.V.*  .....     7,500      704,063
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     1,500      298,276
 Suez Lyonnaise des Eaux (A)  ............     8,400      937,092
   Total .................................              6,028,180

Germany - 8.36%
 Altana AG (A)  ..........................     6,000      441,401
 Deutsche Bank AG (A)  ...................    13,000      915,172
 eff-eff Fritz Fuss GmbH & Co. (A)  ......     5,000      175,429
 Hoechst AG (A)  .........................    20,000      887,330
 K&M Mobel AG (A)*  ......................    25,000      244,751
 Plettac AG (A)  .........................     2,000      414,238
 Schering AG (A)  ........................     4,970      521,581
 Siemens AG (A)  .........................     9,600      648,384
 VEBA AG (A)  ............................    16,000      934,865
 Volkswagen AG (A)  ......................     1,335      926,968
   Total .................................              6,110,119


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Hong Kong - 3.14%
 Angang New Steel Co. Ltd., H shares (A)     550,000  $   161,702
 Founder Hong Kong Limited (A)  ..........   840,000      819,592
 JCG Holdings Ltd. (A)  ..................   480,000      384,596
 New World Infrastructure Ltd. (A)*  .....   100,000      263,634
 Shanghai Industrial Holdings Limited  ...   107,000      663,737
   Total .................................              2,293,261

Indonesia - 0.16%
 Pt Steady Safe Transportation
   Service, F (A) ........................   290,416      113,270

Italy - 0.43%
 Telecom Italia S.p.A., Risp (A)  ........    80,000      311,150

Japan - 6.32%
 Banyu Pharmaceutical Company, Ltd. (A)  .    11,000      180,410
 Eisai Co., Ltd. (A)  ....................    15,000      268,379
 Imagineer Co. Limited (A)  ..............    19,000      192,007
 Nintendo Corp., Ltd. (A)  ...............    10,000      936,012
 Promise Co., Ltd. (A)  ..................     7,150      373,121
 Rohm Company (A)  .......................     4,000      470,491
 Sankyo Co., Ltd. (A)  ...................    20,000      692,483
 Sanyo Electric Co., Ltd. (A)  ...........   100,000      306,482
 Showa Corporation (A)  ..................    37,000      257,445
 Sony Corporation (A)  ...................    10,000      944,295
   Total .................................              4,621,125

Mexico - 1.12%
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS* ....................    10,000      175,620
 Gruma, S.A., Class B (A)*  ..............    62,553      296,261
 Grupo Financiero Inbursa, S.A. de
   C.V., Class B (A) .....................    80,000      350,064
   Total .................................                821,945


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1997
                                              Shares        Value
COMMON STOCKS (Continued)
Netherlands - 13.43%
 ASM Lithography Holding NV*  ............    15,000  $ 1,483,125
 Akzo Nobel N.V. (A)  ....................     5,000      854,308
 Cap Gemini Sogeti S.A. (A)*  ............    15,000      490,580
 Fugro N.V. (A)  .........................    41,290    1,441,675
 Internatio-Muller N.V. (A)  .............    18,450      595,072
 Koninklijke Boskalis Westminster
   N.V. (A) ..............................    32,400      642,954
 Koninklijke Hoogovens N.V. (A)  .........    10,200      660,528
 Koninklijke Pakhoed NV (A)  .............    15,454      547,353
 Ordina N.V. (A)*  .......................    54,000      971,213
 Philips Electronics N.V., NY Shares  ....    10,000      840,000
 Smit Internationale N.V. (A)  ...........    27,000      847,777
 Stork N.V. (A)  .........................    10,000      443,105
   Total .................................              9,817,690

Norway - 2.43%
 Blom ASA (A)  ...........................    60,000      625,079
 Merkantildata A/S (A)  ..................    25,000      728,555
 Schibsted AS (A)  .......................    24,000      418,972
   Total .................................              1,772,606

Philippines - 0.18%
 Belle Corporation (A)*  ................. 1,000,000      132,353

Portugal - 0.59%
 Portugal Telecom, S.A., ADS  ............    10,000      434,370

Russian Federation _ 1.26%
 Open Joint Stock Company
   Vimpel-Communications, ADR* ...........    22,000      918,500

Singapore - 0.40%
 Uraco Holdings Limited (A)  .............   650,000      295,319

Spain - 1.72%
 Abengoa, S.A. (A)*  .....................    13,113      676,562
 Tele Pizza, S.A. (A)*  ..................     8,354      582,160
   Total .................................              1,258,722

Sweden - 6.19%
 Biacore International AB, ADR*  .........    15,000      177,180
 Biora AB (A)*  ..........................    40,000      373,920
 Bure Investment AB (A)  .................    20,000      259,374
 Frontec AB, Class B (A)*  ...............    16,000      144,302
 Incentive AB  ...........................     6,350      606,139
 Modern Times Group MTG AB (A)  ..........     6,000       46,806
 Nordbanken AB (A)  ......................    25,000      852,512
 Ortivus AB, B Shares (A)*  ..............    16,600      721,245
 Skandia Group Insurance
   Company Ltd. (A) ......................    30,000    1,339,004
   Total .................................              4,520,482


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Switzerland - 11.25%
 AFG Arbonia-Forster Holding AG (A)*  ....       625  $   369,543
 Choco Lindt & Spru AG, Registered (A)  ..        20      393,262
 Clariant AG (A)  ........................     1,050      844,620
 Credit Suisse Group, Registered
   Shares (A) ............................    17,000    2,296,666
 Julius Baer Holding AG (A)  .............       340      522,448
 Novartis AG (A)  ........................       501      768,464
 SMH Swiss Corporation (A)  ..............       760      452,499
 Swisslog Holding AG (A)*  ...............    11,750      896,700
 TAG Heuer International SA (A)* .........     3,830      513,475
 Union Bank of Switzerland (A)  ..........     1,000    1,168,099
   Total .................................              8,225,776

Thailand - 0.07%
 Srithai Superware Public Company
   Limited, F (A) ........................   102,300       53,024

Turkey _ 0.94%
 Haci Omer Sabanci Holding
   A.S., ADR* ............................    64,000      688,000

United Kingdom - 14.23%
 Avis Europe PLC (A)*  ...................   250,000      608,983
 COLT Telecom Group plc, ADR*  ...........    24,200      768,350
 Corporate Services Group plc (A)  .......   225,000      769,496
 Dr Solomon's Group PLC, ADR*  ...........    34,500      884,063
 Freepages Group plc (A)*  ............... 1,000,000      588,818
 General Elctric Company plc  ............   113,000      710,937
 Hays plc (A)  ...........................    60,000      679,480
 Ionica Group plc (A)*  ..................   103,000      637,222
 JBA Holdings plc (A) ....................    44,000      608,660
 Johnson Matthey plc (A)  ................    63,000      688,046
 Misys plc (A)  ..........................    60,700    1,522,675
 Rentokil Initial plc (A)  ...............   164,000      679,931
 Vodafone Group Plc (A)  .................   100,000      537,196
 Williams plc (A)  .......................   120,500      717,301
   Total .................................             10,401,158

United States - 1.05%
 Transocean Offshore Inc.  ...............    16,000      766,992

TOTAL COMMON STOCKS - 86.20%                          $63,005,853
 (Cost: $55,942,384)


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1997

                                              Shares        Value

PREFERRED STOCKS
Austria - 0.34%
 Bau Holding AG (A)  .....................     5,000  $   251,256

Germany - 3.93%
 Marschollek, Lautenschlager und
   Partner AG (A) ........................     2,500      602,682
 Moebel Walther AG (A)  ..................     6,000      297,097
 Porsche AG (A)  .........................       450      783,063
 SAP Aktiengesellschaft (A)  .............     4,500    1,187,454
   Total .................................              2,870,296

Portugal _ 0.78%
 Lusomundo-SGPS, S.A. (A)  ...............    76,000      567,328

TOTAL PREFERRED STOCKS - 5.05%                        $ 3,688,880
 (Cost: $2,922,980)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.42%
 French Francs, 6-4-98 (B)  ..............  F 18,969      200,307
 Deutsche Marks, 6-4-98 (B)  .............  DM 2,026       87,969
 Deutsche Marks, 7-29-98 (B)  ............  DM 2,270       14,879
   Total .................................           $    303,155

                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Fabricated Metal Products - 2.13%
 Danaher Corporation,
   5.6563% Master Note ...................    $1,560    1,560,000

Food and Kindred Products - 0.33%
 General Mills, Inc.,
   5.5113% Master Note ...................       244      244,000

Instruments and Related Products - 1.55%
 Hughes Electronics Corp.,
   5.75%, 10-24-97 .......................     1,135    1,130,831

Personal Services - 4.12%
 Block Financial Corp.,
   5.53%, 10-6-97 ........................     3,010    3,007,688

Textile Mill Products - 3.08%
 Sara Lee Corporation,
   5.5063% Master Note ...................     2,253    2,253,000


             See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1997

                                                            Value

TOTAL SHORT-TERM SECURITIES - 11.21%                  $ 8,195,519
 (Cost: $8,195,519)

TOTAL INVESTMENT SECURITIES - 102.88%                 $75,193,407
 (Cost: $67,060,883)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.88%)    (2,102,827)

NET ASSETS - 100.00%                                  $73,090,580


            See Notes to Schedules of Investments on pages 58 - 59.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
ASSET STRATEGY FUND

Stocks 70%                 OBJECTIVE:   To seek high total return
(can range from 0-100%)                 over the long term.

Bonds 25%
(can range from 0-100%)     STRATEGY:   Invests in stocks, bonds
                                        and short-term
Short-Term Instruments 5%               instruments, both in the
(can range from 0-100%)                 United States and abroad, which are
                                        allocated in a mix that varies based on
                                        the current outlook for the different
                                        markets.  (May purchase securities
                                        subject to repurchase agreements.  May
                                        invest in certain options and futures.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Asset Strategy Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1995

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY (March, June, September and
                                        December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months ended September 30, 1997
----------------------------------------
DIVIDENDS PAID                   $0.08
                                 =====

NET ASSET VALUE ON
   9/30/97                      $11.30
   3/31/97                        9.73
                                ------
CHANGE PER SHARE                $ 1.57
                                ======


Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-97           12.19%    15.19%
Period from 4-20-95*
  through 9-30-97                      6.79%     7.53%

   *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, Asset Strategy Fund had net assets totaling $15,858,814 invested in a diversified portfolio of:

   56.65% Common Stocks
   19.35% Corporate Debt Securities
   13.37% Cash and Cash Equivalents
    6.79% United States Government Securities
    3.84% Foreign Government Securities

As a shareholder of Asset Strategy Fund, for every $100 you had invested on September 30, 1997, your Fund owned:

  $56.65Common Stocks
   19.35Corporate Debt Securities
   13.37Cash and Cash Equivalents
    6.79United States Government Securities
    3.84Foreign Government Securities

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.43%
 Payless ShoeSource, Inc.  ...............     3,800    $   226,811

Auto Repair, Services and Parking - 2.38%
 Avis Rent A Car, Inc.*  .................     6,000        143,250
 Hertz Corp (The), Class A  ..............     6,200        233,659
   Total .................................                  376,909

Business Services - 2.32%
 BISYS Group, Inc. (The)*  ...............     3,600        115,535
 BMC Software, Inc.*  ....................     3,900        252,400
   Total .................................                  367,935

Chemicals and Allied Products - 5.19%
 American Home Products Corporation  .....     2,400        175,200
 BetzDearborn Inc.  ......................     3,300        225,637
 Imperial Chemical Industries plc ADR  ...     4,200        277,725
 Monsanto Company  .......................     3,700        144,300
   Total .................................                  822,862

Communication - 5.27%
 AT&T Corporation  .......................     5,700        252,578
 Clear Channel Communications, Inc.*  ....     3,400        220,575
 SBC Communications Inc.  ................     5,900        362,113
   Total .................................                  835,266

Depository Institutions _ 2.78%
 BankAmerica Corporation  ................     2,200        161,286
 Norwest Corporation  ....................     2,200        134,750
 U. S. Bancorp.  .........................     1,500        144,750
   Total .................................                  440,786

Electric, Gas and Sanitary Services - 1.43%
 Duke Energy Corp.  ......................     4,600        227,410

Food and Kindred Products - 0.92%
 CPC International Inc.  .................       800         74,100
 ConAgra, Inc.  ..........................     1,100         72,600
   Total .................................                  146,700

Forestry - 1.57%
 Weyerhaeuser Company  ...................     4,200        249,375

Furniture and Fixtures - 1.71%
 Lear Corporation*  ......................     5,500        270,875


             See Notes to Schedule of Investments on pages 58 - 59.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
General Merchandise Stores - 3.57%
 Federated Department Stores, Inc.*  .....     5,500    $   237,188
 Wal-Mart Stores, Inc.  ..................     9,000        329,625
   Total .................................                  566,813

Health Services - 0.80%
 Centennial HealthCare Corporation*  .....     5,500        127,188

Industrial Machinery and Equipment - 4.16%
 Case Corporation  .......................     2,400        159,900
 Compaq Computer Corporation*  ...........     2,000        149,500
 New Holland NV*  ........................     2,700         79,650
 Parker Hannifin Corporation  ............     6,000        270,000
   Total .................................                  659,050

Instruments and Related Products - 1.29%
 General Motors Corporation, Class H  ....     3,100        204,987

Miscellaneous Retail - 1.16%
 Costco Companies, Inc.*  ................     4,900        184,206

Paper and Allied Products - 2.34%
 Champion International Corporation  .....     2,300        140,155
 Mead Corporation (The)  .................     3,200        231,200
   Total .................................                  371,355

Personal Services - 1.81%
 Equity Corporation International*  ......    12,300        286,738

Petroleum and Coal Products - 4.26%
 Mobil Corporation  ......................     4,400        325,600
 Royal Dutch Petroleum Company  ..........     6,300        349,650
   Total .................................                  675,250

Prepackaged Software - 4.90%
 Intuit Inc.*  ...........................     5,000        160,625
 J. D. Edwards*  .........................     7,000        235,375
 McAfee Associates, Inc.*  ...............     4,500        238,500
 Oracle Systems Corporation*  ............     3,900        142,225
   Total..................................                  776,725

Railroad Transportation - 1.77%
 Burlington Northern Santa Fe Corporation      1,600        154,600
 Union Pacific Corporation  ..............     2,000        125,374
   Total .................................                  279,974

Transportation by Air - 1.63%
 Southwest Airlines Co.  .................     8,100        258,690


             See Notes to Schedule of Investments on pages 58 - 59.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1997
                                              Shares        Value
COMMON STOCKS (Continued)
Transportation Equipment - 2.15%
 Hayes Wheels International, Inc.*  ......     5,600    $   190,400
 Sundstrand Corporation  .................     2,600        149,825
   Total .................................                  340,225

Wholesale Trade - Durable Goods _ 1.81%
 Motorola, Inc.  .........................     4,000        287,500

TOTAL COMMON STOCKS - 56.65%                            $ 8,983,630
 (Cost: $7,847,524)
                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 1.87%
 The BOC Group, Inc.,
   5.875%, 1-29-2001 .....................    $  300        296,280

Depository Institutions _ 3.88%
 Banco de Inversion y Comercio Exterior S.A.,
   9.375%, 12-27-2000 (C) ................       300        314,250
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.5%, 7-1-2000 ........................       300        300,375
   Total .................................                  614,625

Electric, Gas and Sanitary Services - 1.95%
 Companhia Paranaense de Energia-COPEL
   9.75%, 5-2-2005 (C) ...................       300        309,750

Food and Kindred Products - 5.72%
 Cervejarias Kaiser S.A.,
   8.875%, 9-26-2005 (C) .................       300        300,750
 JG Summit Holdings, Inc.,
   8.0%, 5-6-2002 (C).....................       300        289,875
 Pepsi-Gemex, S.A. de C.V.,
   9.75%, 3-30-2004 ......................       300        316,875
   Total .................................                  907,500

Industrial Machinery and Equipment - 1.89%
 Tyco International Ltd.,
    6.5%, 11-1-2001 ......................       300        300,309

Primary Metal Industries - 2.03%
 Ispat Mexicana, S.A. de C.V.,
   10.375%, 3-15-2001 (C) ................       300        321,375

Stone, Clay and Glass Products - 2.01%
 Vicap, S.A. de C.V.,
   10.25%, 5-15-2002 .....................       300        318,750

TOTAL CORPORATE DEBT SECURITIES - 19.35%                $ 3,068,589
 (Cost: $3,012,257)


             See Notes to Schedule of Investments on pages 58 - 59.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES
 Argentina - 1.97%
 Republic of Argentina (The),
   9.25%, 2-23-2001 ......................    $  300    $   313,500

 Mexico - 1.87%
 United Mexican States,
   6.97%, 8-12-2000 ......................       300        296,250

TOTAL OTHER GOVERNMENT SECURITIES - 3.84%               $   609,750
 (Cost: $590,795)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Banks:
   7.04%, 1-2-2003 .......................       300        299,766
   6.5%, 2-15-2023 .......................     2,800        589,820
 United States Treasury:
   7.25%, 2-15-98 ........................        60         60,375
   7.125%, 2-29-2000 .....................        60         61,669
   7.5%, 2-15-2005 .......................        60         64,781

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 6.79%                                     $ 1,076,411
 (Cost: $1,125,771)

SHORT-TERM SECURITIES
Fabricated Metal Products - 4.76%
 Danaher Corporation,
   5.6563% Master Note ...................       755        755,000

Food and Kindred Products - 4.43%
 General Mills, Inc.,
   5.5113% Master Note ...................       702        702,000

Textile Mill Products - 2.34%
 Sara Lee Corporation,
   5.5063% Master Note ...................       371        371,000

TOTAL SHORT-TERM SECURITIES - 11.53%                    $ 1,828,000
 (Cost: $1,828,000)

TOTAL INVESTMENT SECURITIES - 98.16%                    $15,566,380
 (Cost: $14,404,347)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.84%           292,434

NET ASSETS - 100.00%                                    $15,858,814


             See Notes to Schedule of Investments on pages 58 - 59.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
LIMITED-TERM BOND FUND

PORTFOLIO STRATEGY:
                           OBJECTIVE:   High level of current income
Dollar-weighted average                 consistent with
maturity of portfolio is                preservation of capital.
between two and five years.

At least 65% investment-grade
bonds.
                            STRATEGY:   Invests primarily in debt securities of
                                        investment grade, including debt
                                        securities issued or guaranteed by the
                                        U.S. Government or its agencies or
                                        instrumentalities, with the portfolio
                                        having a dollar-weighted average
                                        maturity of not less than two years, but not more than five years. (May purchase securities subject to repurchase agreements. May invest in certain options and futures.)

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1997
----------------------------------------
DIVIDENDS PAID                   $0.23
                                 =====

NET ASSET VALUE ON
   9/30/97                      $10.11
   3/31/97                        9.90
                                ------
CHANGE PER SHARE                $ 0.21
                                ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-97            3.24%     6.24%
5-year period ended 9-30-97            4.30%     4.30%
Period from 9-21-92*
  through 9-30-97                      4.35%     4.35%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, Limited-Term Bond Fund had net assets totaling $18,174,655 invested in a diversified portfolio of:

   93.84% Bonds
    6.16% Cash and Cash Equivalents



As a shareholder of Limited-Term Bond Fund, for every $100 you had invested on September 30, 1997, your Fund owned:

  $55.67Corporate Bonds
   35.67U.S. Government Securities
    6.16Cash and Cash Equivalents
    2.50Municipal Bond

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.83%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................      $500  $   515,145

Communication - 2.84%
 GTE Corporation,
   8.85%, 3-1-98 .........................       510      516,074

Depository Institutions - 6.60%
 Ahmanson (H. F.), Series A,
   6.35%, 9-1-1998 .......................       600      601,158
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       558      598,042
   Total .................................              1,199,200

Electronic and Other Electric Equipment - 2.85%
 Black & Decker Corp.,
   7.5%, 4-1-2003 ........................       500      517,420

General Merchandise Stores - 5.61%
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................       505      505,682
 Sears, Roebuck and Co.,
   8.2%, 4-15-99 .........................       500      513,955
   Total .................................              1,019,637

Industrial Machinery and Equipment - 2.86%
 Tenneco Inc.,
   8.2%, 11-15-99 ........................       500      519,025

Instruments and Related Products - 4.00%
 Baxter International Inc.,
   8.125%, 11-15-2001 ....................       350      368,907
 Polaroid Corporation,
   8.0%, 3-15-99 .........................       350      358,501
   Total .................................                727,408

Nondepository Institutions - 8.56%
 Associates Corporation of North America,
   8.25%, 12-1-99 ........................       500      520,955
 Avco Financial Services, Inc.,
   7.375%, 8-15-2001 .....................       500      515,030
 Ford Motor Credit Company,
   4.3%, 7-15-98 .........................         9        9,215


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions (Continued)
 General Motors Acceptance Corporation,
   7.75%, 1-15-99 ........................      $500  $   509,835
   Total .................................              1,555,035

Personal Services - 2.75%
 Service Corporation International,
   6.375%, 10-1-2000......................       500      500,660

Petroleum and Coal Products - 3.03%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................       520      550,493

Railroad Transportation - 2.89%
 Union Pacific Corporation,
   7.875%, 2-15-2002 .....................       500      524,830

Security and Commodity Brokers - 2.84%
 Salomon Inc.,
   7.75%, 5-15-2000.......................       500      516,955

Textile Mill Products - 2.84%
 Fruit of the Loom, Inc.,
   7.875%, 10-15-99 ......................       500      516,620

Transportation by Air - 2.85%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................       500      517,605

Wholesale Trade - Durable Goods - 2.32%
 Westinghouse Electric Corporation,
   8.875%,  6-1-2001 .....................       400      422,292

TOTAL CORPORATE DEBT SECURITIES - 55.67%              $10,118,399
 (Cost: $10,015,044)

MUNICIPAL BOND - 2.50%
 Kansas
 Kansas Development Finance Authority,
   Health Facilities Revenue Bonds
   (Stormont-Vail HealthCare, Inc.),
   7.25%, 11-15-2002 .....................       440  $   454,300
 (Cost: $440,000)


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   5.5%, 4-15-2013 .......................      $ 14   $   13,771
   6.4%, 2-15-2018 .......................       250      249,530
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................       319      313,930
   7.27%, 4-24-2003 ......................       500      500,860
   7.95%, 3-7-2005 .......................       500      517,265
   7.5%, 11-15-2006 ......................       500      506,015
   8.0%, 2-1-2008 ........................       225      232,947
   6.5%, 10-15-2008 ......................       212      210,921
   7.0%, 7-15-2010 .......................       368      372,600
   6.5%, 12-1-2010 .......................       642      637,623
   6.0%, 1-1-2011 ........................       508      494,957
   6.5%, 2-1-2011 ........................       529      525,404
   7.0%, 5-1-2011 ........................       443      447,192
   7.0%, 7-1-2011 ........................       448      452,618
   7.0%, 9-1-2012 ........................       503      507,960
   7.0%, 9-25-2020 .......................        27       27,488
   7.0%, 4-1-2026 ........................       474      472,441

TOTAL UNITED STATES GOVERNMENT SECURITIES - 35.67%    $ 6,483,522
 (Cost: $6,483,079)

TOTAL SHORT-TERM SECURITIES - 4.35%                   $   790,000
 (Cost: $790,000)

TOTAL INVESTMENT SECURITIES - 98.19%                  $17,846,221
 (Cost: $17,728,123)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.81%         328,434

NET ASSETS - 100.00%                                  $18,174,655


            See Notes to Schedules of Investments on pages 58 - 59.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
HIGH INCOME FUND

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income, by investing
Fixed Income Securities                 primarily in a
                                        diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent with
                                        the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks. (May purchase securities subject to repurchase agreements. May invest in certain options and futures.)

                             FOUNDED:   1997

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class B Shares


           PER SHARE DATA
For the Period Ended September 30, 1997
---------------------------------------
DIVIDENDS PAID                  $0.06
                                =====
NET ASSET VALUE ON
   9/30/97                     $10.11
   7/31/97*                     10.00
                                -----
CHANGE PER SHARE                $0.11
                                =====

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                         Aggregate Total Return
                                       ---------------------------
                                           With         Without
Period                                    CDSC**        CDSC***
------                                 -----------    ------------
Period from 7-31-97*
  through 9-30-97                          -1.28%          1.72%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, High Income Fund had net assets totaling $2,580,903 invested in a diversified portfolio of:

 71.72%  Corporate Debt Securities
 28.28%  Cash and Cash Equivalents

As a shareholder of High Income Fund, for every $100 you had invested on September 30, 1997, your Fund owned:

 $28.28  Cash and Cash Equivalents
  25.06  Manufacturing Bonds
  22.63  Transportation, Communication, Electric
           and Sanitary Services Bonds
  10.99  Services Bonds
   6.02  Wholesale and Retail Trade Bonds
   3.91  Mining Bonds
   3.11  Agriculture, Forestry and Fisheries Bonds

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 3.11%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................      $ 75     $   80,250

Auto Repair, Services and Parking - 2.06%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (C) ..............        50         53,250

Business Services - 1.02%
 Lamar Advertising Company,
   9.625%, 12-1-2006 ...................        25         26,438

Chemicals and Allied Products - 2.00%
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................        50         51,500

Coal Mining - 1.98%
 Anker Coal Group, Inc.,
   9.75%, 10-1-2007 (C) ................        50         51,000

Communication - 19.55%
 ACME Television, LLC
   0.0%, 9-20-2004 (C) .................       100         73,500
 Adelphia Communications Corporation:
   9.25%, 10-1-2002 (C) ................        50         50,375
   9.875%, 3-1-2005 ....................        25         25,875
 Brooks Fiber Properties, Inc.,
   0.0%, 11-1-2006 (D) .................        75         57,750
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (D) ..................       100         68,500
 NEXTEL Communications, Inc.,
   0.0%, 8-15-2004 (D) .................        25         21,625
 NEXTLINK Communications, Inc.,
   9.625%, 10-1-2007 ...................       100        104,500
 Salem Communications Corporation,
   9.5%, 10-1-2007 (C) .................        75         76,312
 Sinclair Broadcasting Group,
   10%, 9-30-2005 ......................        25         26,250
   Total ...............................                  504,687

Eating and Drinking Places - 0.99%
 SC International Services, Inc.,
   9.25%, 9-1-2007 (C) .................        25         25,438

Electric, Gas and Sanitary Services - 1.06%
 Allied Waste North America, Inc.,
   10.25%, 12-1-2006 ...................        25         27,375


             See Notes to Schedule of Investments on pages 58 - 59.

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electronic and Other Electric Equipment - 1.98%
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 (C) ................      $ 50     $   51,000

Fabricated Metal Products - 2.96%
 Safety Components International, Inc.,
   10.125%, 7-15-2007 (C) ..............        75         76,500

Food and Kindred Products - 2.01%
 Southern Foods Group, L.P.,
   9.875%, 9-1-2007 (C) ................        50         51,875

Food Stores - 1.07%
 Ralphs Grocery Company,
   11.0%, 6-15-2005 ....................        25         27,500

Health Services - 2.89%
 Genesis ElderCare Acquisition Corp.,
   9.0%, 8-1-2007 (C) ..................        75         74,625

Industrial Machinery and Equipment - 2.99%
 Falcon Building Products, Inc.,
   9.5%, 6-15-2007 (C)..................        50         51,375
 Walbro Corporation,
   9.875%, 7-15-2005 ...................        25         25,750
   Total ...............................                   77,125

Motion Pictures - 5.02%
 All American Communications, Inc.,
   10.875%, 10-15-2001 .................        50         54,125
 Regal Cinemas, Inc.,
   8.5%, 10-1-2007 (C) .................        75         75,469
   Total ...............................                  129,594

Oil and Gas Extraction - 1.93%
 Coho Energy, Inc.,
   8.875%, 10-15-2007 ..................        50         49,812

Paper and Allied Products - 2.96%
 Huntsman Packaging Corporation,
   9.125%, 10-1-2007 (C) ...............        75         76,500

Primary Metal Industries - 3.13%
 Weirton Steel Corporation:
   11.375%, 7-1-2004 ...................        50         54,250
   10.75%, 6-1-2005 ....................        25         26,625
   Total ...............................                   80,875


             See Notes to Schedule of Investments on pages 58 - 59.

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1997
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Printing and Publishing - 3.04%
 ITT Publimedia B.V.,
   9.375%, 9-15-2007 (C) ...............        75         78,375

Textile Mill Products - 2.93%
 Delta Mills, Inc.,
   9.625%, 9-1-2007 (C) ................        75         75,563

Transportation Equipment - 1.06%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ..................        25         27,437

Trucking and Warehousing - 2.02%
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................        50         52,125

Wholesale Trade - Durable Goods - 1.03%
 Exide Corporation,
   10.0%, 4-15-2005 ....................        25         26,500

Wholesale Trade - Nondurable Goods - 2.93%
 LaRoche Industries Inc.,
   9.5%, 9-15-2007 (C) .................        75         75,750

TOTAL CORPORATE DEBT SECURITIES - 71.72%               $1,851,094
 (Cost: $1,826,694)

SHORT-TERM SECURITIES
Commercial Paper
 Food and Kindred Products - 3.87%
 General Mills, Inc.,
   5.5113% Master Note .................       100        100,000

 Textile Mill Products - 3.22%
 Sara Lee Corporation,
   5.5063% Master Note .................        83         83,000

 Total Commercial Paper - 7.09%                           183,000

 United States Government Securities
 Fannie Mae:
   5.47%, 10-6-97 ......................       175        174,867
   5.42%, 10-14-97 .....................       105        104,794
   5.43%, 11-3-97 ......................        45         44,776
 Freddie Mac:
   5.4%, 10-1-97 .......................       154        154,000
   5.4%, 10-9-97 .......................       145        144,826

 Total United States Government Securities - 24.15%       623,263


             See Notes to Schedule of Investments on pages 58 - 59.

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1997

                                                            Value

TOTAL SHORT-TERM SECURITIES - 31.24%                   $  806,263
 (Cost: $806,263)

TOTAL INVESTMENT SECURITIES - 102.96%                  $2,657,357
 (Cost: $2,632,957)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.96%)       (76,454)

NET ASSETS - 100.00%                                   $2,580,903


             See Notes to Schedule of Investments on pages 58 - 59.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
MUNICIPAL BOND FUND

PORTFOLIO STRATEGY:
Minimum 80%                OBJECTIVE:   Income which is not subject
Municipal Bonds.                        to Federal income taxation.
                                        (Income may be subject to state
Maximum 5% non-investment               and local taxes, and a portion
grade debt securities.                  may be subject to Federal taxes,
                                        including alternative minimum
Less than 25% of its assets             tax.)
in securities of issuers
located in any single state.

                            STRATEGY:   Invests in municipal bonds (debt
                                        securities the interest on which is
                                        generally exempt from Federal income
                                        tax).  (May purchase securities subject
                                        to repurchase agreements. May invest in certain options and futures.)

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1997
-------------------------------------------

DIVIDENDS PAID                   $0.22
                                 =====

NET ASSET VALUE ON
   9/30/97                       $11.21
   3/31/97                        10.74
                                 ------
CHANGE PER SHARE                  $0.47
                                 ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-97            5.63%     8.63%
5-year period ended 9-30-97            6.69%     6.69%
Period from 9-21-92*
  through 9-30-97                      6.72%     6.72%

   *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, Municipal Bond Fund had net assets totaling $38,460,108 invested in a diversified portfolio.



As a shareholder of Municipal Bond Fund, for every $100 you had invested on September 30, 1997, your Fund owned:

  $16.25Industrial Revenue Bonds
   12.94Other Municipal Bonds
   10.55Public Power Revenue Bonds
   10.47Hospital Revenue Bonds
    9.79Airport Revenue Bonds
    7.64Transportation Revenue Bonds
    6.95Housing Revenue Bonds
    6.12Electric Utility Revenue Bonds
    4.97Special Tax Bonds
    4.58Lifecare Centers Revenue Bonds
    2.65City General Obligation Bonds
    2.41Education Revenue Bonds
    2.36Resource Recovery Revenue Bonds
    2.32Cash and Cash Equivalents


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ARIZONA - 0.73%
 City of Bullhead City, Arizona, Bullhead
   Parkway Improvement District,
   Improvement Bonds,
   6.1%, 1-1-2013 ........................    $  270     $280,462

ARKANSAS - 3.90%
 City of Blytheville, Arkansas, Solid Waste
   Recycling and Sewage Treatment Revenue
   Bonds (Nucor Corporation Project), Series 1992,
   6.9%, 12-1-2021 .......................     1,000    1,083,750
 Baxter County, Arkansas, Industrial Development
   Revenue Refunding Bonds (Aeroquip Corporation
   Project), Series 1993,
   5.8%, 10-1-2013 .......................       400      415,000
   Total .................................              1,498,750

CALIFORNIA - 3.76%
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (D) ....................     2,000    1,445,000

COLORADO - 5.44%
 City and County of Denver, Colorado, Special
   Facilities Airport Revenue Bonds (United
   Air Lines Project), Series 1992A,
   6.875%, 10-1-2032 .....................     1,000    1,071,250
 Metex Metropolitan District, El Paso County,
   Colorado, General Obligation Refunding Bonds,
   Series 1997A,
   5.3%, 12-1-2012 .......................     1,000    1,020,000
   Total .................................              2,091,250

DISTRICT OF COLUMBIA - 1.87%
 District of Columbia, Redevelopment Land
   Agency (Washington, D.C.), Sports Arena
   Special Tax Revenue Bonds (Series 1996),
   5.625%, 11-1-2010 .....................       710      719,763

GUAM - 0.68%
 Guam Power Authority, Revenue Bonds,
   1992 Series A,
   6.3%, 10-1-2022 .......................       250      261,250


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS - 1.09%
 Illinois Development Finance Authority,
   Local Government Program Revenue Bonds,
   Series 1993 (Village of Maywood Project),
   6.0%, 1-1-2008 ........................    $  400     $417,500

INDIANA - 5.06%
 City of Sullivan, Indiana, Pollution
   Control Revenue Refunding Bonds
   (Indiana Michigan Power Company Project),
   Series C,
   5.95%, 5-1-2009 .......................     1,500    1,546,875
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana),
   First Mortgage Bonds, Series 1993A,
   5.5%, 1-15-2016 .......................       400      400,500
   Total .................................              1,947,375

IOWA - 0.91%
 Scott County, Iowa, Refunding Certificates
   of Participation (County Golf Course
   Project, Series 1993),
   6.2%, 5-1-2013 ........................       340      350,200

KANSAS - 1.32%
 City of Olathe, Kansas, Multifamily Housing
   Revenue Refunding Bonds (Jefferson Place Apartments
   Project), Series 1997B,
   6.1%, 7-1-2022 ........................       500      508,125

LOUISIANA - 0.57%
 Parish of St. Charles, State of Louisiana,
   Pollution Control Revenue Bonds (Union
   Carbide Project), Series 1992,
   7.35%, 11-1-2022 ......................       200      221,000

MARYLAND - 7.43%
 Prince George's County, Maryland,
   Project and Refunding Revenue Bonds
   (Dimensions Health Corporation Issue),
   Series 1994,
   5.375%, 7-1-2014 ......................     1,000      988,750
 Northeast Maryland Waste Disposal
   Authority, Solid Waste Revenue Bonds
   (Montgomery County Resource Recovery
   Project), Series 1993A,
   6.2%, 7-1-2010 ........................       665      695,756


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MARYLAND (Continued)
 Montgomery County Revenue Authority
   (Maryland), Golf Course System Revenue
   Bonds, Series 1996A,
   6.125%, 10-1-2022 .....................    $  650    $ 671,125
 Maryland Health and Higher Educational
   Facilities Authority, Project and
   Refunding Revenue Bonds, Doctors Community
   Hospital Issue, Series 1993,
   5.75%, 7-1-2013 .......................       500      501,875
   Total .................................              2,857,506

MICHIGAN - 2.55%
 Michigan State Hospital Finance
   Authority, Hospital Revenue Refunding
   Bonds (Crittenton Hospital),
   Series 1994A,
   5.25%, 3-1-2014 .......................     1,000      981,250

MISSOURI - 0.67%
 City of Ste. Genevieve, Missouri, Waterworks
   Revenue Bonds, Series 1993,
   6.6%, 2-1-2013 ........................       250      258,750

MONTANA - 4.05%
 Montana Health Facility Authority, Health Care
   Revenue Bonds, Series 1996 (Community Medical
   Center, Inc.),
   6.375%, 6-1-2018 ......................     1,500    1,556,250

NEBRASKA - 1.36%
 Nebraska Higher Education Loan Program, Inc.,
   Senior Subordinate Bonds, 1993-2
   Series A-SA,
   6.2%, 6-1-2013 ........................       500      524,375

NEVADA - 2.58%
 West Wendover Recreation District, Elko
   County, Nevada, General Obligation
   (Limited Tax), Recreational Facilities
   and Refunding Bonds, Series 1996,
   6.25%, 12-1-2021 ......................       950      991,562

NEW JERSEY - 4.15%
 New Jersey Economic Development Authority,
   Economic Development Refunding Bonds (Preston
   Trucking Company, Inc. - 1996 Project),
   6.5%, 9-1-2014 ........................     1,500    1,595,625


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW MEXICO - 4.97%
 City of Albuquerque, New Mexico, Gross
   Receipts/Lodgers' Tax Refunding and
   Improvement Revenue Bonds, Series 1991B,
   0.0%, 7-1-2013 ........................    $4,500   $1,912,500

NEW YORK - 7.20%
 New York State Thruway Authority,
   Local Highway and Bridge Service
   Contract Bonds, Series 1995,
   6.25%, 4-1-2014 .......................     1,400    1,494,500
 New York City Industrial Development Agency,
   Amended and Restated Industrial Development
   Revenue Bonds (1991 Japan Airlines Company,
   Ltd. Project),
   6.0%, 11-1-2015 .......................     1,000    1,061,250
 Onondaga County Resource Recovery Agency,
   Project Revenue Bonds (Resource Recovery
   Facility - 1992 Series),
   7.0%, 5-1-2015 ........................       200      212,750
   Total .................................              2,768,500

NORTH CAROLINA - 2.96%
 North Carolina Eastern Municipal Power
   Agency, Power System Revenue Bonds,
   Refunding Series 1993 B,
   7.0%, 1-1-2008 ........................     1,000    1,138,750

OHIO - 2.27%
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................       750      872,813


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA - 6.22%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program),
   1996 Series A,
   7.05%, 9-1-2026 .......................    $1,000   $1,105,000
 Tulsa Public Facilities Authority (Oklahoma):
   Recreational Facilities Revenue Bonds,
   Series 1985,
   6.2%, 11-1-2012 .......................       500      521,875
   Assembly Center Lease Payment Revenue
   Bonds, Refunding Series 1985,
   6.6%, 7-1-2014 ........................       200      229,500
 Holdenville Industrial Authority, Correctional
   Facility Revenue Bonds, Series 1995,
   6.35%, 7-1-2006 .......................       500      537,500
   Total .................................              2,393,875

PENNSYLVANIA - 4.58%
 Montgomery County Industrial Development
   Authority, Retirement Community Revenue Bonds
   (Adult Communities Total Services, Inc.
   Obligated Group), Series 1996B,
   5.625%, 11-15-2012 ....................     1,750    1,760,938

SOUTH CAROLINA - 2.53%
 York County, South Carolina, Pollution Control
   Facilities Revenue Refunding Bonds (Bowater
   Incorporated Project), Series 1991A,
   7.4%, 1-1-2010 ........................       900      972,000

TENNESSEE - 2.75%
 Tennessee Housing Development Agency,
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 ......................     1,000    1,058,750


            See Notes to Schedules of Investments on pages 58 - 59.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS - 9.17%
 Dallas-Fort Worth International Airport,
   Facility Improvement Corporation, American
   Airlines, Inc. Revenue Bonds, Series 1990,
   7.5%, 11-1-2025 .......................    $1,500    1,631,250
 Port of Corpus Christi, Authority of
   Nueces County, Texas, Pollution Control
   Revenue Bonds (Hoechst Celanese Corporation
   Project), Series 1992,
   6.875%, 4-1-2017 ......................     1,000    1,088,750
 Sabine River Authority of Texas,
   Collateralized Pollution Control
   Revenue Refunding Bonds (Texas
   Utilities Electric Company Project),
   Series 1993B,
   5.85%, 5-1-2022 .......................       800      807,000
   Total .................................              3,527,000

WASHINGTON - 6.91%
 Public Utility District No. 1 of Pend Oreille
   County, Washington, Electric Revenue Bonds,
   1996 Series A (Subject to AMT),
   6.375%, 1-1-2015 ......................     1,500    1,552,500
 Washington Public Power Supply System,
   Nuclear Project No. 1, Refunding
   Revenue Bonds, Series 1996A,
   6.0%, 7-1-2008 ........................     1,000    1,103,750
   Total .................................              2,656,250

TOTAL MUNICIPAL BONDS - 97.68%                        $37,567,369
 (Cost: $35,301,795)

TOTAL SHORT-TERM SECURITIES - 1.17%                   $   452,000
 (Cost: $452,000)

TOTAL INVESTMENT SECURITIES - 98.85%                  $38,019,369
 (Cost: $35,753,795)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.15%         440,739

NET ASSETS - 100.00%                                  $38,460,108


            See Notes to Schedules of Investments on pages 58 - 59.

WADDELL & REED FUNDS, INC.
SEPTEMBER 30, 1997


Notes to Schedules of Investments

* No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

(B) Face amounts are denominated in the indicated foreign currency where applicable (F - French Francs, DM - Deutsche Mark).

(C)  As of September 30, 1997, the following restricted securities were owned:

                               Principal
                   Acquisition  Amount                  Market
     Security         Date      in 000's    Cost        Value
     --------      ----------- --------------------------------
                              Asset Strategy Fund
  Banco de Inversion y
     Comercio Exterior S.A.,
     9.375%, 12-27-20002/18/97      $300$  312,000  $  314,250
  Cervejarias Kaiser S.A.,
     8.875%, 9-26-2005 9/16/97       300   299,070     300,750
  Companhia Paranaense de Energia-COPEL
     9.75%, 5-2-2005   4/22/97       300   298,854     309,750
  Ispat Mexicana, S.A. de C.V.,
     10.375%, 3-15-20013/17/97       300   303,375     321,375
  JG Summit Holdings, Inc.,
     8.0%, 5-6-2002    5/19/97       300   296,625     289,875
  Vicap, S.A. de C.V.,
     10.25%, 5-15-2002 6/18/97       300   309,600     318,750
                                         ---------  ----------
                                        $1,819,524  $1,854,750
                                         =========  ==========

                                High Income Fund
  ACME Television, LLC
     0.0%, 9-20-2004   9/24/97      $100$   72,783  $   73,500
  Adelphia Communications Corporation,
     9.25%, 10-1-2002  9/22/97        50    50,000      50,375
  Anker Coal Group, Inc.,
     9.75%, 10-1-2007  9/22/97        50    50,000      51,000
  Communications Instruments, Inc.,
     10.0%, 9-15-2004  9/12/97        50    50,000      51,000
  Delta Mills, Inc.,
     9.625%, 9-1-2007  8/20/97        25    25,000      25,188
                        9/3/97        50    50,250      50,375
  Falcon Building Products, Inc.,
     9.5%, 6-15-2007    9/3/97        50    51,375      51,375
  Genesis ElderCare Acquisition Corp.,
     9.0%, 8-1-2007    9/10/97        75    74,063      74,625
  Huntsman Packaging Corporation,
     9.125%, 10-1-2007 9/19/97        75    75,000      76,500
  ITT Publimedia B.V.,
     9.375%, 9-15-2007 9/19/97        75    75,000      78,375
  LaRoche Industries Inc.,
     9.5%, 9-15-2007   9/18/97        75    74,664      75,750
  Regal Cinemas, Inc.,
     8.5%, 10-1-2007   9/19/97        75    74,446      75,469
  SC International Services, Inc.,
     9.25%, 9-1-2007   8/21/97        25    24,967      25,438
  Safelite Glass Corp.,
     9.875%, 12-15-2006 9/3/97        50    53,250      53,250
  Safety Components International, Inc.,
     10.125%, 7-15-20079/11/97        75    76,313      76,500
  Salem Communications Corporation,
     9.5%, 10-1-2007   9/17/97        75    75,000      76,312
  Southern Foods Group, L.P.,
     9.875%, 9-1-2007  8/27/97        50    50,000      51,875
                                        ----------  ----------
                                        $1,002,111  $1,016,907
                                        ==========  ==========
     The total market value of restricted securities represents 11.70% and 39.40% of the total net assets of Asset Strategy Fund and High Income Fund, respectively, at September 30, 1997.

(D) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997                   Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
Assets                        ------------   -----------         -----
------
 Investment securities--at
   value (Notes 1 and 4)..    $407,093,162  $260,134,012    $2,050,420
 Cash  ...................           1,602         2,764        51,327
 Receivables:
   Fund shares sold ......       1,322,019       638,431       165,593
   Investment securities sold    5,220,295     2,034,642           ---
   Dividends and interest.         348,946        84,068           673
 Unamortized organization
   expenses (Note 2) .....             ---           ---           ---
 Prepaid registration fees (Note 2)    ---           ---        25,456
 Prepaid insurance premium           3,564         2,398           ---
                              ------------  ------------    ----------
    Total assets  ........     413,989,588   262,896,315     2,293,469
Liabilities                   ------------   -----------    ----------
 Payable to Fund shareholders    1,061,910       558,071           ---
 Payable for investment
   securities purchased ..       1,488,822     1,604,150        51,175
 Accrued service fee -
   Class B (Note 3).......         233,324       142,409           451
 Accrued transfer agency and
   dividend disbursing (Note 3)     62,283        61,650           562
 Due to custodian  .......             ---           ---           ---
 Organization expenses payable         ---           ---           ---
 Registration fees payable             ---           ---        25,456
 Accrued distribution
   fee - Class B (Note 3).           8,425         5,341            45
 Dividends payable  ......             ---           ---           ---
 Accrued accounting
   services fee (Note 3)..           5,000         4,167           ---
 Accrued management fee (Note 3)     7,973         5,768            40
 Other  ..................          11,378        13,580           312
                              ------------  ------------    ----------
    Total liabilities  ...       2,879,115     2,395,136        78,041
                              ------------  ------------    ----------
      Total net assets ...    $411,110,473  $260,501,179    $2,215,428
Net Assets                    ============  ============    ==========
 $0.01 par value capital stock
   Capital stock .........    $    180,391  $    107,008    $    2,135
   Additional paid-in capital  258,694,888   181,696,556     2,143,437
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income (loss)      (477,077)   (1,300,152)        4,152
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......      13,759,168     9,283,144           (13)
   Net unrealized appreciation
    of investments  ......     138,953,103    70,714,623        65,717
                              ------------  ------------    ----------
    Net assets applicable to
      outstanding units
      of capital .........    $411,110,473  $260,501,179    $2,215,428
                              ============  ============    ==========
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........          $22.79        $24.34        $10.38
 Class Y Shares  .........          $23.09        $24.66          $---
Capital shares outstanding:
 Class B Shares  .........      18,007,503    10,683,606       213,475
 Class Y Shares  .........          31,559        17,193           ---
 Capital shares authorized     500,000,000   500,000,000   500,000,000

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997           International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
Assets                        ------------   -----------   -----------
 Investment securities--at
   value (Notes 1 and 4) .     $75,193,407   $15,566,380   $17,846,221
 Cash  ...................             ---           753         3,777
 Receivables:
   Fund shares sold ......         309,328        49,145        46,545
   Investment securities sold          ---       320,568           ---
   Dividends and interest                        137,945       113,554
 320,616
 Unamortized organization
   expenses (Note 2) .....             ---           405           ---
 Prepaid registration fees (Note 2)    ---           ---           ---
 Prepaid insurance premium             979           363           407
                               -----------   -----------   -----------
    Total assets  ........      75,641,659    16,051,168    18,217,566
Liabilities                    -----------   -----------   -----------
 Payable to Fund shareholders      115,001         7,520        22,225
 Payable for investment
   securities purchased ..       2,363,278       168,144           ---
 Accrued service fee -
   Class B (Note 3) ......          35,446         8,811         9,973
 Accrued transfer agency and
   dividend disbursing (Note 3)     16,869         4,407         4,988
 Due to custodian  .......           3,230           ---           ---
 Organization expenses payable         ---           405           ---
 Registration fees payable             ---           ---           ---
 Accrued distribution
   fee - Class B (Note 3)            1,495           322           370
 Dividends payable  ......             ---           ---         2,465
 Accrued accounting
   services fee (Note 3) .           2,500           833           833
 Accrued management fee (Note 3)     1,615           351           278
 Other  ..................          11,645         1,561         1,779
                               -----------   -----------   -----------
    Total liabilities  ...       2,551,079       192,354        42,911
                               -----------   -----------   -----------
      Total net assets ...     $73,090,580   $15,858,814   $18,174,655
Net Assets............         ===========   ===========   ===========
 $0.01 par value capital stock
   Capital stock .........     $    51,766   $    14,028   $    17,983
   Additional paid-in capital   57,233,693    14,405,510    18,191,372
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income (loss)       (93,163)       50,206           ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......       7,762,765       227,037      (152,798)
   Net unrealized appreciation
    of investments  ......       8,135,519     1,162,033       118,098
                               -----------   -----------   -----------
    Net assets applicable to
      outstanding units
      of capital .........     $73,090,580   $15,858,814   $18,174,655
        ..............         ===========   ===========   ===========
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........          $14.12        $11.30        $10.11
 Class Y Shares  .........          $14.32        $11.31        $10.11
Capital shares outstanding:
 Class B Shares  .........       5,156,405     1,388,620     1,785,020
 Class Y Shares  .........          20,204        14,211        13,236
Capital shares authorized      500,000,000   500,000,000   500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997                    High     Municipal
                                    Income          Bond
                                      Fund          Fund
Assets                        ------------   -----------
 Investment securities--at
   value (Notes 1 and 4) .      $2,657,357   $38,019,369
 Cash  ...................          78,209           ---
 Receivables:
   Fund shares sold ......         170,975        33,509
   Investment securities sold          ---           ---
   Dividends and interest           24,175       659,756
 Unamortized organization
   expenses (Note 2) .....             ---           ---
 Prepaid registration fees (Note 2) 24,949           ---
 Prepaid insurance premium             ---           715
                                ----------   -----------
    Total assets  ........       2,955,665    38,713,349
Liabilities                     ----------   -----------
 Payable to Fund shareholders          110       162,685
 Payable for investment
   securities purchased ..         344,809           ---
 Accrued service fee -
   Class B (Note 3) ......             441        21,739
 Accrued transfer agency and
   dividend disbursing (Note 3)        275         5,861
 Due to custodian  .......             ---        33,830
 Organization expenses payable         ---           ---
 Registration fees payable          24,949           ---
 Accrued distribution
   fee - Class B (Note 3)               53           790
 Dividends payable  ......           1,508        22,831
 Accrued accounting
   services fee (Note 3) .             ---         1,667
 Accrued management fee (Note 3)        44           591
 Other  ..................           2,573         3,247
                                ----------   -----------
    Total liabilities  ...         374,762       253,241
                                ----------   -----------
      Total net assets ...      $2,580,903   $38,460,108
Net Assets                      ==========   ===========
 $0.01 par value capital stock
   Capital stock .........      $    2,553   $    34,304
   Additional paid-in capital    2,553,974    36,522,278
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income (loss)           ---           ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......             (24)     (362,048)
   Net unrealized appreciation
    of investmennts  .....          24,400     2,265,574
                                ----------   -----------
    Net assets applicable to
      outstanding units
      of capital .........      $2,580,903   $38,460,108
        ..............          ==========   ===========
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........          $10.11        $11.21
 Class Y Shares  .........          $  ---        $  ---
Capital shares outstanding:
 Class B Shares  .........         255,324     3,430,391
 Class Y Shares  .........             ---           ---
Capital shares authorized      500,000,000   500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended SEPTEMBER 30, 1997
                                     Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
Investment Income             ------------   -----------   -----------
 Income (Note 1B):
   Interest and amortization   $   877,374   $ 1,050,930     $   8,853
   Dividends .............       2,280,371       132,941            10
                               -----------   -----------       -------
    Total income  ........       3,157,745     1,183,871         8,863
                               -----------   -----------       -------
 Expenses (Notes 2 and 3):
   Distribution fees - Class B   1,408,121       854,948         1,447
   Investment management fee     1,333,560       923,673         1,289
   Service fee - Class B..         439,270       270,605           493
   Transfer agency and dividend
    disbursing - Class B           292,275       296,363         1,030
   Registration fees .....          50,427        40,025           ---
   Accounting services fee          29,167        24,167           ---
   Custodian fees ........          11,477         6,451           400
   Audit fees ............           9,565         8,279           ---
   Amortization of organization
    expenses  ............           3,259         3,259           ---
   Legal fees ............           9,208         5,630           ---
   Shareholder servicing fee -
    Class Y  .............             529           302           ---
   Distribution fees - Class Y         823           446           ---
   Other .................          52,241        49,875            52
                               -----------   -----------       -------
    Total expenses  ......       3,639,922     2,484,023         4,711
                               -----------   -----------       -------
      Net investment income (loss) (482,177)  (1,300,152)        4,152
                               -----------   -----------       -------
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........      11,081,239    (1,116,528)          (13)
 Realized net gain (loss) from foreign
   currency transactions .           5,100           ---           ---
 Realized net gain on forward
   currency contracts ....             ---           ---           ---
 Realized net loss on futures
   contracts closed ......             ---           ---           ---
                               -----------   -----------       -------
   Realized net gain (loss)
    on investments  ......      11,086,339    (1,116,528)          (13)
        ..............         -----------   -----------       -------
 Unrealized appreciation in value
   of securities during the period 70,663,577 68,272,086        65,717
 Unrealized appreciation from
   translation of assets and
   liabilities in foreign currencies   ---           ---           ---
 Unrealized appreciation on
   forward currency contracts
   during the period .....             ---           ---           ---
                               -----------   -----------       -------
   Unrealized appreciation      70,663,577    68,272,086        65,717
                               -----------   -----------       -------
    Net gain on investments     81,749,916    67,155,558        65,704
                               -----------   -----------       -------
      Net increase in net assets
       resulting from operations $81,267,739 $65,855,406       $69,856
                               ===========   ===========       =======
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended SEPTEMBER 30, 1997
                             International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
Investment Income             ------------   -----------   -----------
 Income (Note 1B):
   Interest and amortization    $  115,096    $  248,658      $596,689
   Dividends .............         576,715        61,356           ---
                                ----------    ----------      --------
    Total income  ........         691,811       310,014       596,689
                                ----------    ----------      --------
 Expenses (Notes 2 and 3):
   Distribution fees - Class B     235,932        53,697        67,118
   Investment management fee                     255,253        58,469
 50,389
   Service fee - Class B .          71,827        17,500        19,389
   Transfer agency and dividend
    disbursing - Class B            77,029        19,925        23,359
   Registration fees .....          26,355        12,061        16,961
   Accounting services fee          15,000         5,000         5,000
   Custodian fees ........          48,013         2,518         1,787
   Audit fees ............           9,138         6,909         7,176
   Amortization of organization
    expenses  ............           3,259            76         3,259
   Legal fees ............           1,581           758           518
   Shareholder servicing fee -
    Class Y  .............             219           116           100
   Distribution fees - Class Y         332           183           156
   Other .............              14,561         4,657         4,570
                                ----------    ----------      --------
    Total expenses  ......         758,499       181,869       199,782
                                ----------    ----------      --------
      Net investment income (loss) (66,688)      128,145       396,907
                                ----------    ----------      --------
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........       5,129,359       453,045       (64,476)
 Realized net gain (loss) from foreign
   currency transactions .         (26,475)          (42)          ---
 Realized net gain on forward
   currency contracts ....          73,787           ---           ---
 Realized net loss on futures
   contracts closed ......             ---           ---           ---
                                ----------    ----------      --------
   Realized net gain (loss)
    on investments  ......       5,176,671       453,003       (64,476)
                                ----------    ----------      --------
 Unrealized appreciation in value
   of securities during the period 2,833,648   1,663,536       434,967
 Unrealized appreciation from
   translation of assets and
   liabilities in foreign currencies 26,571          ---           ---
 Unrealized appreciation on
   forward currency contracts
   during the period .....         229,367           ---           ---
                                ----------    ----------      --------
   Unrealized appreciation       3,089,586     1,663,536       434,967
                                ----------    ----------      --------
    Net gain on investments      8,266,257     2,116,539       370,491
                                ----------    ----------      --------
      Net increase in net assets
       resulting from operations $8,199,569   $2,244,684      $767,398
                                ==========    ==========      ========

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended SEPTEMBER 30, 1997
                                      High     Municipal
                                    Income          Bond
                                      Fund          Fund
Investment Income             ------------   -----------
 Income (Note 1B):
   Interest and amortization       $12,647    $1,124,722
   Dividends .............             ---           ---
                                   -------    ----------
    Total income  ........          12,647     1,124,722
                                   -------    ----------
 Expenses (Notes 2 and 3):
   Distribution fees - Class B       1,423       142,290
   Investment management fee         1,182       106,119
   Service fee - Class B .             459        42,285
   Transfer agency and dividend
    disbursing - Class B               495        30,498
   Registration fees .....             ---        19,493
   Accounting services fee             ---        10,000
   Custodian fees ........             360         3,701
   Audit fees ............             ---         6,674
   Amortization of organization
    expenses  ............             ---         3,259
   Legal fees ............             ---         1,106
   Shareholder servicing fee -
    Class Y  .............             ---             1
   Distribution fees - Class Y         ---             1
   Other .................             (34)        4,164
        ..................         -------    ----------
    Total expenses  ......           3,885       369,591
                                   -------    ----------
      Net investment income (loss)   8,762       755,131
                                   -------    ----------
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........             (24)        9,411
 Realized net gain (loss) from foreign
   currency transactions .             ---           ---
 Realized net gain on forward
   currency contracts ....             ---           ---
 Realized net loss on futures
   contracts closed ......             ---      (122,469)
                                   -------    ----------
   Realized net gain (loss)
    on investments  ......             (24)     (113,058)
                                   -------    ----------
 Unrealized appreciation in value
   of securities during the period  24,400     1,752,634
 Unrealized appreciation from
   translation of assets and
   liabilities in foreign currencies   ---           ---
 Unrealized appreciation on
   forward currency contracts
   during the period .....             ---           ---
                                   -------    ----------
   Unrealized appreciation          24,400     1,752,634
                                   -------    ----------
    Net gain on investments         24,376     1,639,576
                                   -------    ----------
      Net increase in net assets
       resulting from operations   $33,138    $2,394,707
                                   =======    ==========

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended SEPTEMBER 30, 1997
                                     Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
                              ------------   -----------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............    $   (482,177) $ (1,300,152)   $    4,152
   Realized net gain (loss)
    on investments  ......      11,086,339    (1,116,528)          (13)
   Unrealized appreciation                    70,663,577    68,272,086
 65,717
                              ------------  ------------    ----------
    Net increase in net assets
      resulting from operations 81,267,739    65,855,406        69,856
                              ------------  ------------    ----------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............             ---           ---           ---
    Class Y  .............             ---           ---           ---
   From realized net gain on
    investment transactions
    Class B  .............             ---           ---           ---
    Class Y  .............             ---           ---           ---
                              ------------  ------------    ----------
                                       ---           ---           ---
                              ------------  ------------    ----------
 Capital share transactions
   (Note 6) ..............      11,885,558    (3,705,937)    2,145,572
                              ------------  ------------    ----------
   Total increase ........      93,153,297    62,149,469     2,215,428
Net Assets
 Beginning of period  ....     317,957,176   198,351,710           ---
                              ------------  ------------    ----------
 End of period  ..........    $411,110,473  $260,501,179    $2,215,428
                              ============  ============    ==========

 Undistributed net
   investment income (loss)      $(477,077)  $(1,300,152)       $4,152
                                 =========   ===========        ======

               *See "Financial Highlights" on pages 68 - 81.

                    See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended SEPTEMBER 30, 1997
                             International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
                             -------------   -----------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............     $   (66,688)  $   128,145   $   396,907
   Realized net gain (loss)
    on investments  ......       5,176,671       453,003       (64,476)
   Unrealized appreciation       3,089,586     1,663,536       434,967
                               -----------   -----------   -----------
    Net increase in net assets
      resulting from operations  8,199,569     2,244,684       767,398
                               -----------   -----------   -----------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............             ---      (107,147)     (393,659)
    Class Y  .............             ---        (1,785)       (3,248)
   From realized net gain on
    investment transactions
    Class B  .............             ---           ---           ---
    Class Y  .............             ---           ---           ---
                               -----------   -----------   -----------
                                       ---      (108,932)     (396,907)
                               -----------   -----------   -----------
 Capital share transactions
   (Note 6) ..............      14,191,664       209,356       (70,875)
                               -----------   -----------   -----------
   Total increase ........      22,391,233     2,345,108       299,616
Net Assets
 Beginning of period  ....      50,699,347    13,513,706    17,875,039
                               -----------   -----------   -----------
 End of period  ..........     $73,090,580   $15,858,814   $18,174,655
                               ===========   ===========   ===========
   Undistributed net
    investment income  ...        $(93,163)      $50,206          $---
                                  ========       =======          ====

                 *See "Financial Highlights" on pages 68 - 81.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended SEPTEMBER 30, 1997
                                      High     Municipal
                                    Income          Bond
                                      Fund          Fund
                              ------------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............      $    8,762   $   755,131
   Realized net gain (loss)
    on investments  ......             (24)     (113,058)
   Unrealized appreciation          24,400     1,752,634
                                ----------   -----------
    Net increase in net assets
      resulting from operations     33,138     2,394,707
                                ----------   -----------
 Dividends to shareholders (Note 1E):*
   From net investment income
    Class B  .............          (8,762)     (755,121)
    Class Y  .............             ---           (10)
   From realized net gain on
    investment transactions
    Class B  .............             ---           ---
    Class Y  .............             ---           ---
                                ----------   -----------
                                    (8,762)     (755,131)
                                ----------   -----------
 Capital share transactions
   (Note 6) ..............       2,556,527       201,918
                                ----------   -----------
   Total increase ........       2,580,903     1,841,494
Net Assets
 Beginning of period  ....             ---    36,618,614
                                ----------   -----------
 End of period  ..........      $2,580,903   $38,460,108
                                ==========   ===========
 Undistributed net
   investment income .....            $---          $---
                                      ====          ====

                 *See "Financial Highlights" on pages 68 - 81.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended MARCH 31, 1997
                                     Total               International
                                    Return        Growth        Growth
                                      Fund          Fund          Fund
                              ------------   -----------   -----------
Increase (Decrease)
 in Net Assets
 Operations:
   Net investment income
    (loss)  ..............    $  (440,135)  $  (635,983)  $  (164,361)
   Realized net gain (loss)
    on investments .......       3,484,953    13,839,883     3,176,354
   Unrealized appreciation
    (depreciation)  ......      26,027,620   (39,982,914)    4,292,907
                              ------------  ------------   -----------
    Net increase (decrease) in
      net assets resulting from
      operations .........      29,072,438   (26,779,014)    7,304,900
        ..............        ------------  ------------   -----------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............             ---           ---       (27,619)
    Class Y  .............             ---           ---           (21)
   From realized net gain on
    investment transactions
    Class B  .............      (1,707,064)   (6,956,540)          ---
    Class Y  .............            (541)          (30)          ---
                              ------------  ------------   -----------
                                (1,707,605)   (6,956,570)      (27,640)
                              ------------  ------------   -----------
 Capital share transactions
   (Note 6) ..............      82,272,487    29,529,409    22,541,081
                              ------------  ------------   -----------
   Total increase (decrease)                  109,637,320  (4,206,175)
 29,818,341
Net Assets
 Beginning of period  ....     208,319,856   202,557,885    20,881,006
                              ------------  ------------   -----------
 End of period  ..........    $317,957,176  $198,351,710   $50,699,347
                              ============  ============   ===========
 Undistributed net
   investment income .....            $---          $---          $---
                                      ====          ====          ====

                   *See "Financial Highlights" on pages 68 - 81.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended MARCH 31, 1997
                                     Asset      Limited-     Municipal
                                  Strategy     Term Bond          Bond
                                      Fund          Fund          Fund
                              ------------   -----------   -----------
Increase (Decrease)
 in Net Assets
 Operations:
   Net investment income
    (loss)  ..............     $   318,307   $   852,548   $ 1,499,010
   Realized net gain (loss)
    on investments  ......        (222,565)      (88,346)      308,152
   Unrealized appreciation
    (depreciation)  ......        (178,352)     (110,492)       23,298
                               -----------   -----------   -----------
    Net increase (decrease) in
      net assets resulting from
      operations .........         (82,610)      653,710     1,830,460
                               -----------   -----------   -----------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............        (293,198)     (851,617)   (1,498,961)
    Class Y  .............            (759)         (931)          (49)
   From realized net gain on
    investment transactions
    Class B  .............        (191,005)      (15,809)          ---
    Class Y  .............             (14)           (4)          ---
                               -----------   -----------   -----------
                                  (484,976)     (868,361)   (1,499,010)
                               -----------   -----------   -----------
 Capital share transactions
   (Note 6) ..............         858,835    (5,592,840)    2,417,313
                               -----------   -----------   -----------
   Total increase (decrease)       291,249    (5,807,491)    2,748,763
Net Assets
 Beginning of period  ....      13,222,457    23,682,530    33,869,851
                               -----------   -----------   -----------
 End of period  ..........     $13,513,706   $17,875,039   $36,618,614
                               ===========   ===========   ===========
 Undistributed net
   investment income .....         $31,035          $---          $---
                                   =======          ====          ====

                   *See "Financial Highlights" on pages 68 - 81.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
TOTAL RETURN FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                        six               For the fiscal   period
                     months         year ended March 31,     from
                      ended---------------------------------9-21-92* to
                    9/30/97    1997   1996    1995   1994 3-31-93
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $18.18  $16.34 $12.73  $11.99 $11.07  $10.00
                     ------  ------ ------  ------ ------  ------
Income from investment
 operations:
 Net investment income
   (loss)...........  (0.03)  (0.02) (0.01)   0.00  (0.01)   0.02
 Net realized and
   unrealized gain
   on investments ..   4.64    1.97   3.67    0.74   0.93    1.07
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......   4.61    1.95   3.66    0.74   0.92    1.09
                     ------  ------ ------  ------ ------  ------
Less distributions:
 From net investment
   income ..........  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.02)
 From capital gains   (0.00)  (0.11) (0.05)  (0.00) (0.00)  (0.00)
                     ------  ------ ------  ------ ------  ------
Total distributions.  (0.00)  (0.11) (0.05)  (0.00) (0.00)  (0.02)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $22.79  $18.18 $16.34  $12.73 $11.99  $11.07
                     ======  ====== ======  ====== ======  ======
Total return .......  25.36%  11.93% 28.75%   6.17%  8.31%  10.91%
Net assets, end of
 period (000
 omitted) ..........$410,381$317,453$208,233$104,691$61,735$12,460
Ratio of expenses
 to average net
 assets  ...........   1.93%** 1.95%  1.99%   2.05%  2.16%   2.21%**
Ratio of net investment
 income to average
 net assets  .......  -0.26%**-0.17% -0.11%  -0.04% -0.12%   0.32%**
Portfolio turnover
 rate  .............  17.97%  26.23% 16.78%  16.60% 17.31%  23.97%**
Average commission
 rate paid .........  $0.0596 $0.0578
 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
TOTAL RETURN FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the        For the
                        six         fiscal          For the
                     months           year        period from
                      ended          ended        December 29, 1995*
                    9/30/97        3/31/97        to March 31, 1996
                   --------        -------        --------------------
Net asset value,
 beginning of
 period  ........... $18.35         $16.38         $15.32
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.05            .04           0.03
 Net realized and
   unrealized gain
   on investments ..   4.69           2.04           1.03
                     ------         ------         ------
Total from investment
 operations  .......   4.74           2.08           1.06
                     ------         ------         ------
Less distribution from
 capital gains  ....  (0.00)         (0.11)         (0.00)
                     ------         ------         ------
Net asset value,
 end of period  .... $23.09         $18.35         $16.38
                     ======         ======         ======
Total return .......  25.83%         12.69%          6.92%
Net assets, end of
 period (000
 omitted) ..........   $729           $504            $87
Ratio of expenses
 to average net
 assets  ...........   1.36%**        1.18%          0.96%**
Ratio of net investment
 income to average
 net assets  .......   0.53%**        0.65%          1.04%**
Portfolio turnover
 rate  .............  17.97%         26.23%         16.78%**
Average commission
 rate paid .........  $0.0596        $0.0578

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                        six               For the fiscal   period
                     months         year ended March 31,     from
                      ended   ---------------------------9-21-92* to
                    9/30/97    1997   1996    1995   1994 3-31-93
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $18.16  $21.00 $16.90  $14.08 $11.68  $10.00
                     ------  ------ ------  ------ ------  ------
Income from investment
 operations:
 Net investment
   income (loss) ...  (0.12)  (0.06) (0.02)   0.00  (0.04)  (0.02)
 Net realized and
   unrealized gain (loss)
   on investments ..   6.30   (2.18)  4.49    3.15   2.75    1.79
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......   6.18   (2.24)  4.47    3.15   2.71    1.77
                     ------  ------ ------  ------ ------  ------
Less distributions:
 From net investment
   income ..........  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.01)
 From capital gains   (0.00)  (0.60) (0.37)  (0.33) (0.31)  (0.08)
                     ------  ------ ------  ------ ------  ------
 Total distributions  (0.00)  (0.60) (0.37)  (0.33) (0.31)  (0.09)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $24.34  $18.16 $21.00  $16.90 $14.08  $11.68
                     ======  ====== ======  ====== ======  ======
Total return .......  34.03% -10.97% 26.57%  22.61% 23.16%  17.71%
Net assets, end of period
  (000 omitted)  ...$260,077$198,088$202,557$100,683$43,524$7,976
Ratio of expenses
 to average net
 assets  ...........   2.18%** 2.12%  2.14%   2.23%  2.34%   2.50%**
Ratio of net investment
 income to average
 net assets  .......  -1.14%**-0.27% -0.25%   0.01% -0.97%  -0.68%**
Portfolio turnover
 rate ..............  16.66%  37.20% 31.84%  56.30% 69.12% 124.44%**
Average commission
 rate paid .........  $0.0499 $0.0516
 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the        For the
                        six         fiscal        For the
                     months           year        period from
                      ended          ended        December 29, 1995*
                    9/30/97        3/31/97        to March 31, 1996
                   --------        -------        --------------------
Net asset value,
 beginning of
 period  ........... $18.32         $21.04         $20.21
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income (loss) ...  (0.03)          0.01            .04
 Net realized and
   unrealized gain (loss)
   on investments ..   6.37          (2.13)           .79
                     ------         ------         ------
Total from investment
 operations  .......   6.34          (2.12)           .83
                     ------         ------         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (0.60)         (0.00)
                     ------         ------         ------
Total distributions   (0.00)         (0.60)         (0.00)
                     ------         ------         ------
Net asset value,
 end of period  .... $24.66         $18.32         $21.04
                     ======         ======         ======
Total return .......  34.61%        -10.37%          4.11%
Net assets, end of
 period (000
 omitted) ..........   $424           $264             $1
Ratio of expenses
 to average net
 assets  ...........   1.33%**        1.17%          1.17%**
Ratio of net investment
 income to average
 net assets  .......  -0.30%**        0.31%          0.78%**
Portfolio turnover
 rate  .............  16.66%         37.20%         31.84%**
Average commission
 rate paid .........  $0.0499        $0.0516
 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout the Period:
                            For the
                             period
                               from
                           7/31/97*
                            through
                            9/30/97
                           ---------
Net asset value,
 beginning of period         $10.00
                             ------
Income from investment
 operations:
 Net investment
   income ..........           0.02
 Net realized and
   unrealized gain
   on investments ..           0.36
                             ------
Total from investment
 operations  .......           0.38
                             ------
Less distributions:
 From net investment
   income...........          (0.00)
 From capital gains           (0.00)
                             ------
 Total distributions          (0.00)
                             ------
Net asset value,
 end of period .....         $10.38
                             ======
Total return .......           3.80%
Net assets, end of
 period (000
 omitted)  .........         $2,215
Ratio of expenses
 to average net
 assets ............           2.40%**
Ratio of net investment
 income to average net
 assets ............           2.11%**
Portfolio
 turnover rate .....           0.00%
Average commission
     rate paid                $0.0330

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INTERNATIONAL GROWTH FUND*
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                        six               For the fiscal   period
                     months         year ended March 31,     from
                      ended   ---------------------------9-21-92** to
                    9/30/97    1997   1996    1995   1994 3-31-93
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $12.40   $9.94  $9.36   $9.37  $9.68  $10.00
                     ------  ------ ------   -----  -----  ------
Income from investment
 operations:
 Net investment
   income (loss) ...  (0.01)  (0.03)  0.08    0.36   0.34    0.20
 Net realized and
   unrealized gain (loss)
   on investments ..   1.73    2.50   0.63   (0.01) (0.31)  (0.32)
                     ------  ------ ------   -----  -----  ------
Total from investment
 operations  .......   1.72    2.47   0.71    0.35   0.03   (0.12)
                     ------  ------ ------   -----  -----  ------
Less distributions:
 Declared from net
   investment income  (0.00)  (0.01) (0.11)  (0.36) (0.26)  (0.20)
 In excess of net
   investment income  (0.00)  (0.00) (0.02)  (0.00) (0.00)  (0.00)
 Tax-basis return of
   capital..........  (0.00)  (0.00) (0.00)  (0.00) (0.08)  (0.00)
                     ------  ------ ------   -----  -----  ------
 Total distributions  (0.00)  (0.01) (0.13)  (0.36) (0.34)  (0.20)
                     ------  ------ ------   -----  -----  ------
Net asset value,
 end of period  .... $14.12  $12.40  $9.94   $9.36  $9.37  $ 9.68
                     ======  ====== ======   =====  =====  ======
Total return .......  13.87%  24.85%  7.64%   3.84%  0.33%  -1.28%
Net assets, end of
 period (000
 omitted)  .........$72,801 $50,472$20,874 $11,188$10,282  $7,181
Ratio of expenses
 to average net
 assets  ...........   2.40%***2.46%  2.50%   2.29%  2.24%   2.06%***
Ratio of net investment
 income to average
 net assets  .......  -0.22%***-0.52% 0.63%   3.87%  3.56%   3.88%***
Portfolio turnover
 rate  .............  53.81%  94.76% 88.55%  13.33% 34.90%   8.35%***
Average commission
 rate paid .........  $0.0043 $0.0124
  *International Growth Fund (formerly Global Income Fund) changed its name and investment objective effective April 20, 1995.
 **Commencement of operations.
***Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INTERNATIONAL GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the        For the
                        six         fiscal        For the
                     months           year        period from
                      ended          ended        December 29, 1995*
                    9/30/97        3/31/97        to March 31, 1996
                   --------        -------        --------------------
Net asset value,
 beginning of
 period  ........... $12.52          $9.95          $9.70
                     ------         ------         ------
Income from investment
 operations:
 Net investment income 0.05           0.02           0.02
 Net realized and
   unrealized gain
   on investments ..   1.75           2.56           0.23
                     ------         ------         ------
Total from investment
 operations  .......   1.80           2.58           0.25
                     ------         ------         ------
Less dividends from net
 investment income    (0.00)         (0.01)         (0.00)
                     ------         ------         ------
Net asset value,
 end of period  .... $14.32         $12.52          $9.95
                     ======         ======         ======
Total return .......  14.38%         25.93%          2.58%
Net assets, end of
 period (000
 omitted) ..........   $290           $227             $7
Ratio of expenses
 to average net
 assets  ...........   1.57%**        1.59%          1.84%**
Ratio of net investment
 income to average
 net assets  .......   0.74%**        0.05%          1.07%**
Portfolio turnover
 rate  .............  53.81%         94.76%         88.55%**
Average commission
 rate paid .........  $0.0043        $0.0124

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
ASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                                                  For the
                                                   period
                                                     from
                    For the        For the        April 20,
                        six         fiscal          1995*
                     months           year        through
                      ended          ended          March
                    9/30/97        3/31/97        31, 1996
                  ---------        ---------      ---------
Net asset value,
 beginning of period  $9.73         $10.15         $10.00
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.09           0.23           0.16
 Net realized and
   unrealized gain (loss)
   on investments...   1.56          (0.30)          0.14
                     ------         ------         ------
Total from investment
 operations ........   1.65          (0.07)          0.30
                     ------         ------         ------
Less distributions:
 From net investment
   income...........  (0.08)         (0.21)         (0.15)
 From capital gains   (0.00)         (0.14)         (0.00)
                     ------         ------         ------
 Total distributions  (0.08)         (0.35)         (0.15)
                     ------         ------         ------
Net asset value,
 end of period ..... $11.30          $9.73         $10.15
                     ======         ======         ======
Total return .......  16.99%         -0.86%          3.00%
Net assets, end of
 period (000
 omitted)  .........$15,698        $13,398        $13,221
Ratio of expenses
 to average net
 assets ............   2.53%**        2.52%          2.54%**
Ratio of net investment
 income to average net
 assets ............   1.76%**        2.21%          2.14%**
Portfolio
 turnover rate .....  91.85%        109.92%         75.02%
Average commission
 rate paid .........  $0.0407        $0.0375
 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
ASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the        For the
                        six         fiscal          For the
                     months           year        period from
                      ended          ended        December 29, 1995*
                    9/30/97        3/31/97        to March 31, 1996
                   --------        --------       ------------------
Net asset value,
 beginning of
 period  ...........  $9.73         $10.16         $10.23
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.14           0.27           0.07
 Net realized and
   unrealized gain (loss)
   on investments ..   1.57          (0.26)         (0.08)
                     ------         ------         ------
Total from investment
 operations  .......   1.71           0.01          (0.01)
                     ------         ------         ------
Less distributions:
 From net investment
   income ..........  (0.13)         (0.30)         (0.06)
 From capital gains   (0.00)         (0.14)         (0.00)
                     ------         ------         ------
 Total distributions  (0.13)         (0.44)         (0.06)
                     ------         ------         ------
Net asset value,
 end of period  .... $11.31          $9.73         $10.16
                     ======         ======         ======
Total return .......  17.59%          0.05%         -0.25%
Net assets, end of
 period (000
 omitted) ..........   $161           $116             $1
Ratio of expenses
 to average net
 assets  ...........   1.63%**        1.61%          1.95%**
Ratio of net investment
 income to average
 net assets  .......   2.67%**        2.97%          2.34%**
Portfolio turnover
 rate  .............  91.85%        109.92%         75.02%**
Average commission
 rate paid .........  $0.0407        $0.0375

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
LIMITED-TERM BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                        six               For the fiscal   period
                     months         year ended March 31,     from
                      ended  ----------------------------9-21-92* to
                    9/30/97    1997   1996    1995   1994 3-31-93
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $9.90  $10.00 $ 9.70   $9.84 $10.06  $10.00
                     ------  ------ ------   ----- ------  ------
Income from investment
 operations:
 Net investment
   income ..........   0.23    0.44   0.41    0.39   0.35    0.18
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.21   (0.09)  0.30   (0.13) (0.20)   0.06
                     ------  ------ ------   ----- ------  ------
Total from investment
 operations  .......   0.44    0.35   0.71    0.26   0.15    0.24
                     ------  ------ ------   ----- ------  ------
Less distributions:
 Declared from net
   investment income  (0.23)  (0.44) (0.41)  (0.39) (0.35)  (0.18)
 From capital gains   (0.00)  (0.01) (0.00)  (0.01) (0.02)  (0.00)
                     ------  ------ ------   ----- ------  ------
 Total distributions  (0.23)  (0.45) (0.41)  (0.40) (0.37)  (0.18)
                     ------  ------ ------   ----- ------  ------
Net asset value,
 end of period  .... $10.11   $9.90 $10.00   $9.70 $ 9.84  $10.06
                     ======  ====== ======   ===== ======  ======
Total return .......   4.44%   3.52%  7.41%   2.73%  1.41%   2.40%
Net assets, end of
 period (000
 omitted)  .........$18,041 $17,770$23,682 $12,419$11,671  $6,259
Ratio of expenses
 to average net
 assets  ...........   2.22%** 2.07%  2.10%   2.17%  2.14%   2.15%**
Ratio of net investment
 income to average
 net assets ........   4.40%** 4.40%  4.14%   4.05%  3.41%   3.48%**
Portfolio turnover
 rate  .............  17.88%  23.05% 22.08%  29.20% 25.90%  39.64%**

 *Commcement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
LIMITED-TERM BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the        For the
                        six         fiscal          For the
                     months           year        period from
                      ended          ended        December 29, 1995*
                    9/30/97        3/31/97        to March 31, 1996
                   --------        --------       --------------------
Net asset value,
 beginning of
 period  ...........  $9.90         $10.00         $10.16
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.27           0.52           0.11
 Net realized and
   unrealized loss
   on investments ..   0.21          (0.09)         (0.16)
                     ------         ------         ------
Total from investment
 operations  .......   0.48           0.43          (0.05)
                     ------         ------         ------
Less distributions:
 From net investment
   income ..........  (0.27)         (0.52)         (0.11)
 From capital gains   (0.00)         (0.01)         (0.00)
                     ------         ------         ------
 Total distributions  (0.27)         (0.53)         (0.11)
                     ------         ------         ------
Net asset value,
 end of period  .... $10.11          $9.90         $10.00
                     ======         ======         ======
Total return .......   4.86%          4.33%         -0.49%
Net assets, end of
 period (000
 omitted) ..........   $134           $105             $1
Ratio of expenses
 to average net
 assets  ...........   1.41%**        1.04%          1.18%**
Ratio of net investment
 income to average
 net assets  .......   5.21%**        5.62%          4.70%**
Portfolio turnover
 rate  .............  17.88%         23.05%         22.08%**

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout the Period:
                            For the
                             period
                               from
                           7/31/97*
                            through
                            9/30/97
                           ---------
Net asset value,
 beginning of period         $10.00
                             ------
Income from investment
 operations:
 Net investment
   income ..........           0.07
 Net realized and
   unrealized gain
   on investments...           0.11
                             ------
Total from investment
 operations ........           0.18
                             ------
Less distributions:
 Declared from net
   investment income          (0.07)
 From capital gains           (0.00)
                             ------
 Total distributions          (0.07)
                             ------
Net asset value,
 end of period .....         $10.11
                             ======
Total return .......           1.72%
Net assets, end of
 period (000
 omitted)  .........         $2,581
Ratio of expenses
 to average net
 assets ............           2.02%**
Ratio of net investment
 income to average net
 assets ............           4.55%**
Portfolio
 turnover rate .....           0.00%

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                        six                For the fiscal  period
                     months          year ended March 31,    from
                      ended----------------------------------9-21-92* to
                    9/30/97    1997   1996    1995   1994 3-31-93
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $10.74  $10.63 $10.30  $10.12 $10.53  $10.00
                     ------  ------ ------  ------ ------  ------
Income from investment
 operations:
 Net investment
   income ..........   0.22    0.45   0.43    0.44   0.39    0.21
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.47    0.11   0.33    0.18  (0.28)   0.53
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......   0.69    0.56   0.76    0.62   0.11    0.74
                     ------  ------ ------  ------ ------  ------
Less distributions:
 Declared from net
   investment income  (0.22)  (0.45) (0.43)  (0.44) (0.39)  (0.21)
 From capital gains   (0.00)  (0.00) (0.00)  (0.00) (0.13)  (0.00)
                     ------  ------ ------  ------ ------  ------
 Total distributions  (0.22)  (0.45) (0.43)  (0.44) (0.52)  (0.21)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $11.21  $10.74 $10.63  $10.30 $10.12  $10.53
                     ======  ====== ======  ====== ======  ======
Total return .......   6.47%   5.32%  7.48%   6.37%  0.76%   7.37%
Net assets, end of
 period (000
 omitted)  .........$38,460 $36,618$33,869 $27,434$24,960  $8,557
Ratio of expenses
 to average net
 assets  ...........   1.95%** 1.92%  1.93%   1.94%  1.98%   1.94%**
Ratio of net investment
 income to average
 net assets  .......   3.98%** 4.18%  4.05%   4.41%  3.62%   3.99%**
Portfolio turnover
 rate  .............   1.45%  34.72% 42.02%  56.92% 18.93% 140.02%**

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
MUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                   For the
                    For the         fiscal          For the
                     period           year        period from
                      ended          ended        December 29, 1995*
                  6/23/97**        3/31/97        to March 31, 1996
                  ---------        --------       --------------------
Net asset value,
 beginning of
 period  ........... $10.74         $10.63         $10.94
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.10           0.52           0.12
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.29           0.11          (0.31)
                     ------         ------         ------
Total from investment
 operations  .......   0.39           0.63          (0.19)
                     ------         ------         ------
Less dividends from net
 investment income    (0.10)         (0.52)         (0.12)
                     ------         ------         ------
Net asset value,
 end of period  .... $11.03         $10.74         $10.63
                     ======         ======         ======
Total return .......   3.22%          5.96%         -1.80%
Net assets, end of
 period (000
 omitted) ..........     $0             $1             $1
Ratio of expenses
 to average net
 assets  ...........   4.95%***       1.28%          1.18%***
Ratio of net investment
 income to average
 net assets  .......   4.12%***       4.83%          4.33%***
Portfolio turnover
 rate  .............   1.45%         34.72%         42.02%***

  *Commencement of operations.
 **All outstanding shares were redeemed on June 23, 1997 at the ending net asset shown in the table.
***Annualized.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997

Note 1 - Significant Accounting Policies

     Waddell & Reed Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues eight series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations system) which provides information on bid and asked or closing
     prices quoted by major dealers in such stocks.   Restricted securities and
     securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 5 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

F.   Futures -- See Note 7 -- Futures.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

     The Corporation was incorporated in Maryland on January 29, 1992 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until September 21, 1992 (the date of the initial public offering). The original Corporation consisted of five mutual funds - Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund.

     On April 24, 1992, Waddell & Reed, Inc. ("W&R"), the Corporation's principal distributor and underwriter, purchased for investment 2,000 shares of each series of the original Corporation at their net asset value of $10.00 per share.

     The Corporation's organizational expenses in the amount of $162,960 were advanced to the Corporation by W&R and were an obligation to be paid by the original mutual funds. These expenses were amortized evenly over the 60-month period following the date of the initial public offering.

     Asset Strategy Fund was established in Maryland on January 31, 1995 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until April 20, 1995 (the date of the initial public offering).

     Asset Strategy Fund's organizational expenses in the amount of $759 were advanced to the Corporation by W&R and are an obligation to be paid by it. These expenses are being amortized and are payable evenly over 60 months following the date of the initial public offering.

NOTE 3 -- Investment Management And Payments To Affiliated Persons

     Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee computed on each Fund's net assets as of the close of business each day at the following annual rates: Total Return Fund - 0.71% of net assets, Growth Fund - 0.81% of net assets, Science and Technology Fund - 0.71% of net assets, International Growth Fund - 0.81% of net assets, Asset Strategy Fund - 0.81% of net assets, Limited-Term Bond Fund - 0.56% of net assets, High Income Fund - 0.66% of net assets and Municipal Bond Fund - 0.56% of net assets. The fee is accrued and paid daily.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level               Annual Fee
          (all dollars in millions)       Rate for Each Fund
          ------------------------       -------------------
          From $    0  to $   10                $      0
          From $   10  to $   25                $ 10,000
          From $   25  to $   50                $ 20,000
          From $   50  to $  100                $ 30,000
          From $  100  to $  200                $ 40,000
          From $  200  to $  350                $ 50,000
          From $  350  to $  550                $ 60,000
          From $  550  to $  750                $ 70,000
          From $  750  to $1,000                $ 85,000
               $1,000 and Over                  $100,000

     For Class B shares, each Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. For Class Y shares, each Fund pays WARSCO a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of that Class for the preceding month. Each Fund also reimburses W&R, WRIMCO and WARSCO for certain out-of-pocket costs.

     The Corporation has adopted a 12b-1 plan for both Class B and Class Y shares. Under the Distribution and Service Plan for the Class B shares, W&R, principal underwriter and sole distributor of the Corporation's shares, is compensated in an amount calculated and payable daily up to 1% annually of each of the Fund's average daily net assets. This fee consists of two elements: (i) up to 0.75% of the particular Fund's Class B net asset value for distribution services and distribution expenses including commissions paid by the Distributor to its sales representatives and managers and (ii) up to 0.25% of the particular Fund's Class B net asset value may be paid to reimburse the Distributor for continuing payments made to the Distributor's representatives and managers, its administrative costs in overseeing these payments, and the expenses of WARSCO in providing certain personal services to shareholders. During the period ended September 30, 1997, the Distributor received $3,526,804 in 12b-1 payments. During this same period W&R paid sales commissions of $1,614,044.

     Under a Distribution and Service Plan for Class Y shares adopted by the Corporation pursuant to Rule 12b-1, with respect to each Fund, the Corporation pays W&R daily a distribution and/or service fee not to exceed, on an annual basis, 0.25% of the particular Fund's Class Y net asset value. During the period ended September 30, 1997, the Distributor received $1,941 in 12b-1 payments on Class Y shares.

     For Class B shares, a contingent deferred sales charge may be assessed against a shareholder's redemption amount and paid to the Distributor, W&R. The purpose of the deferred sales charge is to compensate the Distributor for the costs incurred by the Distributor in connection with the sale of a Fund's shares. The amount of the deferred sales charge will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the calendar year of investment and the first full calendar year after the calendar year of investment, 3%; the second full calendar year, 2%; the third full calendar year, 1%; and thereafter, 0%. All investments made during a calendar year shall be deemed as a single investment during the calendar year for purposes of calculating the deferred sales charge. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended September 30, 1997, the Distributor received $470,067 in deferred sales charges.

     The Corporation paid Directors' fees of $12,166, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Securities Transactions

     Investment securities transactions for the period ended September 30, 1997 are summarized as follows:

                                   Total                   Science and
                                  Return         Growth     Technology
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ...............$ 72,615,040    $32,746,937    $   981,610
Purchases of U.S. Government
 securities  ...............         ---            ---            ---
Purchases of short-term
 securities  ............... 183,930,403    236,858,961      3,232,134
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....  61,268,918     31,813,479            ---
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---            ---            ---
Proceeds from maturities
 and sales of short-term
 securities  ............... 189,987,186    241,702,693      2,237,010

                           International          Asset       Limited-
                                  Growth       Strategy      Term Bond
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ............... $42,181,064    $10,799,317     $1,522,978
Purchases of U.S. Government
 securities  ...............         ---        947,865      1,513,843
Purchases of short-term
 securities  ...............  36,890,141     12,727,698      4,716,000
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....  31,723,774     11,601,367      2,410,170
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---      1,462,246        979,981
Proceeds from maturities
 and sales of short-term
 securities  ...............  34,179,897     11,237,000      4,599,000

                                    High      Municipal
                                  Income           Bond
                                    Fund           Fund
                             -----------     ----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ...............  $1,826,351     $1,454,020
Purchases of U.S. Government
 securities  ...............         ---            ---
Purchases of short-term
 securties  ................   2,580,459      9,100,281
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....         ---        533,205
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---            ---
Proceeds from maturities
 and sales of short-term
 securities  ...............   1,779,211      4,253,000

     For Federal income tax purposes, cost of investments owned at September 30, 1997 and the related unrealized appreciation (depreciation) were as follows:

                                                             Aggregate
                            Cost AppreciationDepreciation Appreciation
                     ----------- -------------------------------------
Total Return Fund   $268,144,537 $140,769,681  $1,821,056 $138,948,625
Growth Fund          189,419,389   75,730,265   5,015,642   70,714,623
Science and Technology
 Fund                  1,984,703       76,585      10,868       65,717
International Growth
 Fund                 67,060,883   11,578,551   3,749,182    7,829,369
Asset Strategy Fund   14,404,347    1,297,223     135,190    1,162,033
Limited-Term Bond Fund17,728,123      166,731      48,633      118,098
High Income            2,632,957       27,217       2,817       24,400
Municipal Bond Fund   35,843,979    2,175,390           0    2,175,390

NOTE 5 -- Federal Income Tax Matters

     For Federal income tax purposes, Total Return Fund and Growth Fund realized capital gain net income of $3,484,953 and $13,839,882, respectively, during the year ended March 31, 1997. For Federal income tax purposes, International Growth Fund realized capital gain net income of $2,863,917 during the year ended March 31, 1997, which includes utilization of capital loss carryforwards of $389,830. For Federal income tax purposes, Municipal Bond Fund realized capital gains of $302,510 during the year ended March 31, 1997, which were entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of Municipal Bond Fund totaled $160,264 at March 31, 1997. Of this amount, $31,213 is available to offset future realized capital gain net income through March 31, 2003, and the remaining $129,051 is available to offset future realized capital gain net income through March 31, 2004. For Federal income tax purposes, Asset Strategy Fund and Limited-Term Bond Fund realized capital losses of $224,368 and $88,346, respectively, during the year ended March 31, 1997, and these losses are available to offset future realized capital gain net income of each fund through March 31, 2005. A portion of the capital gain net income of Total Return Fund and Growth Fund was paid to shareholders during the year ended March 31, 1997. Remaining capital gains of these Funds, as well as the capital gain net income of International Growth Fund, will be distributed to shareholders.

NOTE 6 -- Commencement of Multiclass Operations

     Each Fund within the Corporation is authorized to offer investors a choice of two classes of shares, Class B and Class Y, each of which has equal rights as to assets and voting privileges with respect to each Fund. Class Y shares are not subject to a contingent deferred sales charge on redemptions and have separate fee structures for transfer agency and dividend disbursement services and Rule 12b-1 Service Plan fees. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Corporation.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the periods ended September 30, 1997 are summarized below.

                              Total                 Science and
                             Return        Growth    Technology
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    2,294,409     1,159,064       214,736
 Class Y  ............        4,447         3,056           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          ---           ---           ---
 Class Y  ............          ---           ---           ---
Shares redeemed:
 Class B  ............   (1,752,530)   (1,383,493)       (1,261)
 Class Y  ............         (356)         (271)          ---
                          ---------     ---------     ---------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............      541,879      (224,429)      213,475
 Class Y  ............        4,091         2,785           ---
                          ---------     ---------     ---------
   Total for Fund ....      545,970      (221,644)      213,475
                          =========     =========     =========
Value issued from sale
 of shares:
 Class B  ............  $48,210,225   $24,474,336    $2,158,190
 Class Y  ............       93,774        61,895           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          ---           ---           ---
 Class Y  ............          ---           ---           ---
Value redeemed:
 Class B  ............  (36,410,613)  (28,236,309)      (12,618)
 Class Y  ............       (7,828)       (5,859)          ---
                        -----------   -----------   -----------
Increase (decrease) in outstanding
 capital:
 Class B  ............   11,799,612    (3,761,973)    2,145,572
 Class Y  ............       85,946        56,036           ---
                        -----------   -----------   -----------
    Total for Fund  ..  $11,885,558   $(3,705,937)   $2,145,572
                        ===========   ===========   ===========

                      International         Asset      Limited-
                             Growth      Strategy     Term Bond
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    1,395,735       223,940       315,480
 Class Y  ............        2,437         2,516         2,612
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          ---         9,832        38,782
 Class Y  ............          ---           165           334
Shares redeemed:
 Class B  ............     (309,772)     (222,407)     (363,959)
 Class Y  ............         (366)         (405)         (328)
                          ---------     ---------     ---------
Increase (decrease) in
 outstanding capital shares:
 Class B  ............    1,085,963        11,365        (9,697)
 Class Y  ............        2,071         2,276         2,618
                          ---------     ---------     ---------
   Total for Fund ....    1,088,034        13,641        (7,079)
                          =========     =========     =========
Value issued from sale
 of shares:
 Class B  ............  $18,269,680    $2,418,727    $3,163,236
 Class Y  ............       33,320        25,448        26,278
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          ---       106,870       388,687
 Class Y  ............          ---         1,785         3,349
Value redeemed:
 Class B  ............   (4,106,396)   (2,339,089)   (3,649,125)
 Class Y  ............       (4,940)       (4,385)       (3,300)
                        -----------   -----------   -----------
Increase (decrease) in
 outstanding capital:
 Class B  ............   14,163,284       186,508       (97,202)
 Class Y  ............       28,380        22,848        26,327
                        -----------   -----------   -----------
    Total for Fund  ..  $14,191,664   $   209,356      $(70,875)
                        ===========   ===========   ===========

                               High     Municipal
                             Income          Bond
                               Fund          Fund
                        -----------  ------------
Shares issued from sale
  of shares:
 Class B  ............      255,890       349,358
 Class Y  ............          ---           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          706        61,056
 Class Y  ............          ---           ---
Shares redeemed:
 Class B  ............       (1,272)     (390,997)
 Class Y  ............          ---           (97)
                          ---------     ---------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............      255,324        19,417
 Class Y  ............          ---           (97)
                          ---------     ---------
   Total for Fund ....      255,324        19,320
                          =========     =========
Value issued from sale
 of shares:
 Class B  ............   $2,562,152    $3,826,511
 Class Y  ............          ---           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............        7,101       672,299
 Class Y  ............          ---             7
Value redeemed:
 Class B  ............      (12,726)   (4,295,833)
 Class Y  ............          ---        (1,066)
                        -----------   -----------
Increase (decrease) in outstanding
 capital:
 Class B  ............    2,556,527       202,977
 Class Y  ............          ---        (1,059)
                        -----------   -----------
    Total for Fund  ..   $2,556,527    $  201,918
                        ===========   ===========

     Transactions in capital stock for the period ended March 31, 1997 are summarized below.

                              Total               International
                             Return        Growth        Growth
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    6,808,591     3,632,678     2,238,293
 Class Y  ............       24,004        14,358        17,526
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       95,480       341,944         2,464
 Class Y  ............           30             1             2
Shares redeemed:
 Class B  ............   (2,181,104)   (2,712,593)     (270,903)
 Class Y  ............       (1,854)          ---          (118)
                          ---------     ---------     ---------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    4,722,967     1,262,029     1,969,854
 Class Y  ............       22,180        14,359        17,410
                          ---------     ---------     ---------
   Total for Fund ....    4,745,147     1,276,388     1,987,264
                          =========     =========     =========
Value issued from sale
 of shares:
 Class B  ............ $119,248,838   $77,383,014   $25,345,167
 Class Y  ............      448,206       293,327       208,529
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............    1,705,291     6,948,199        27,578
 Class Y  ............          541            30            21
Value redeemed:
 Class B  ............  (39,096,763)  (55,095,161)   (3,038,791)
 Class Y  ............      (33,626)          ---        (1,423)
                        -----------   -----------   -----------
Increase (decrease) in outstanding
 capital:
 Class B  ............   81,857,366    29,236,052    22,333,954
 Class Y  ............      415,121       293,357       207,127
                        -----------   -----------   -----------
    Total for Fund  ..  $82,272,487   $29,529,409   $22,541,081
                        ===========   ===========   ===========

                              Asset      Limited-     Municipal
                           Strategy     Term Bond          Bond
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............      648,628       532,545       690,053
 Class Y  ............       11,760        10,427           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       47,461        84,279       123,331
 Class Y  ............           77            91             5
Shares redeemed:
 Class B  ............     (621,105)   (1,190,546)     (587,793)
 Class Y  ............          ---           ---           ---
                          ---------     ---------       -------
Increase (decrease) in
 outstanding capital shares:
 Class B  ............       74,984      (573,722)      225,591
 Class Y  ............       11,837        10,518             5
                          ---------     ---------       -------
   Total for Fund ....       86,821      (563,204)      225,596
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............   $6,618,305    $5,314,824    $7,405,072
 Class Y  ............      120,365       104,186           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      483,186       840,800     1,327,022
 Class Y  ............          773           956            48
Value redeemed:
 Class B  ............   (6,363,794)  (11,853,606)   (6,314,829)
 Class Y  ............          ---           ---           ---
                        -----------   -----------    ----------
Increase (decrease) in
 outstanding capital:
 Class B  ............      737,697    (5,697,982)    2,417,265
 Class Y  ............      121,138       105,142            48
                        -----------   -----------    ----------
    Total for Fund  ..  $   858,835   $(5,592,840)   $2,417,313
                        ===========   ===========    ==========

NOTE 7 -- Futures

     Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Total Return Fund, Growth Fund, Science and Technology Fund, International Growth Fund, Asset Strategy Fund, Limited-Term Bond Fund, High Income Fund and Municipal Bond Fund (collectively the "Funds") comprising Waddell & Reed Funds, Inc. as of September 30, 1997, the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the year ended March 31, 1997, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of each of the respective funds comprising Waddell & Reed Funds, Inc. as of September 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods presented in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
October 31, 1997

                          Shareholder Meeting Results

A special meeting of shareholders of Waddell & Reed Funds, Inc. Asset Strategy Fund, Growth Fund, International Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and Total Return Fund was held on July 28, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.To elect the Board of Directors;

                                                       Broker
                                  For     WithheldNon-Votes*
      Henry L. Bellmon        19,886,274   546,698         0
      Dodds I. Buchanan       19,916,915   516,057         0
      James M. Concannon      19,917,428   515,544         0
      John A. Dillingham      19,916,208   516,764         0
      Linda Graves            19,910,190   522,782         0
      John F. Hayes           19,889,979   542,993         0
      Glendon E. Johnson      19,893,600   539,372         0
      William T. Morgan       19,911,400   521,572         0
      Ronald K. Richey        19,905,216   527,756         0
      William L. Rogers       19,915,304   517,668         0
      Frank J. Ross, Jr.      19,917,428   515,544         0
      Eleanor B. Schwartz     19,916,777   516,195         0
      Keith A. Tucker         19,908,675   524,297         0
      Frederick Vogel III     19,915,154   517,818         0
      Paul S. Wise            19,891,894   541,078         0

Item 2.To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year;
                                            Broker
               For     Against   AbstainNon-Votes*
               19,329,963207,214 895,795         0

Item 3.To approve or disapprove changes to the following fundamental investment policies and restrictions:

       3.1 For Municipal Bond Fund only: Elimination of Fundamental Restriction Regarding Repurchase Transactions
                                                      Broker
               For               Against   AbstainNon-Votes*
           1,822,130              46,096   101,669         0

       3.2 Modification and/or Elimination of Fundamental Restrictions Regarding Options, Commodities, Forward Contracts and/or Futures Contracts
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Asset Strategy Fund         649,183    18,129    37,224         0
     Growth Fund               5,155,642   128,955   368,687     6,216
     International
       Growth Fund             2,131,128    28,567   109,354         0
     Limited-Term Bond Fund      903,387    33,488    34,169         0
     Municipal Bond Fund       1,817,830    50,396   101,669         0
     Total Return Fund         8,126,826   177,240   554,882         0

       3.3 Modification of Fundamental Restriction Regarding Margin Purchases of Securities
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Asset Strategy Fund         645,120    22,192    37,224         0
     Growth Fund               5,152,732   131,865   368,687     6,216
     International Growth Fund 2,130,849    28,846   109,354         0
     Limited-Term Bond Fund      903,387    33,488    34,169         0
     Municipal Bond Fund       1,818,124    50,102   101,669         0
     Total Return Fund         8,131,401   172,471   555,076         0

       3.4 Modification of Fundamental Restriction Regarding Short Sales of Securities
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Asset Strategy Fund         649,632    17,680    37,224         0
     Growth Fund               5,159,003   125,594   368,687     6,216
     International Growth Fund 2,130,730    28,965   109,354         0
     Limited-Term Bond Fund      903,387    33,488    34,169         0
     Municipal Bond Fund       1,822,130    46,096   101,669         0
     Total Return Fund         8,124,137   179,735   555,076         0

       3.5 Elimination of Fundamental Restriction Regarding Investment in Warrants and Rights (Growth Fund, International Growth Fund, Limited-Term Bond Fund and Total Return Fund only)
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Growth Fund               5,160,293   124,304   368,687     6,216
     International Growth Fund 2,131,128    28,567   109,354         0
     Limited-Term Bond Fund      903,387    33,488    34,169         0
     Total Return Fund         8,128,040   175,664   555,244         0

       3.6 For all Funds (except Asset Strategy Fund): Elimination of Fundamental Restrictions Regarding Arbitrage Transactions
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Growth Fund               5,158,504   126,093   368,687     6,216
     International Growth Fund 2,131,128    28,567   109,354         0
     Limited-Term Bond Fund      903,387    33,488    34,169         0
     Municipal Bond Fund       1,822,025    46,201   101,669         0
     Total Return Fund         8,130,160   173,712   555,076         0

       3.7 Elimination of Fundamental Restriction Regarding Investments in Issuers Whose Securities are Owned by Certain Persons
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Asset Strategy Fund         644,988    22,324    37,224         0
     Growth Fund               5,156,061   128,524   368,699     6,216
     International Growth Fund 2,131,165    28,530   109,354         0
     Limited-Term Bond Fund      903,257    33,618    34,169         0
     Municipal Bond Fund       1,821,584    46,642   101,669         0
     Total Return Fund         8,126,828   177,044   555,076         0

       3.8  Modification of Fundamental Policy Regarding Loans
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Asset Strategy Fund         650,169    17,143    37,224         0
     Growth Fund               5,158,513   125,978   368,793     6,216
     International Growth Fund 2,129,575    30,120   109,354         0
     Limited-Term Bond Fund      898,677    38,198    34,169         0
     Municipal Bond Fund       1,822,025    46,201   101,669         0
     Total Return Fund         8,126,057   177,695   555,196         0

Item 4.For Asset Strategy Fund only: To approve or disapprove a change in the goal of the Fund.
                                                      Broker
               For               Against   AbstainNon-Votes*
             645,958              17,686    40,892     0

*Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS
Keith A. Tucker, President
Michael L. Avery, Vice President
Abel Garcia, Vice President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
Sharon K. Pappas, Vice President and Secretary
Louise D. Rieke, Vice President
Mark G. Seferovich, Vice President
W. Patrick Sterner, Vice President
Russell E. Thompson, Vice President
Daniel J. Vrabac, Vice President
James B. Wineland, Vice President






To all IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

WADDELL & REED FUNDS, INC.

Total Return Fund
Growth Fund
Science and Technology Fund
International Growth Fund
Asset Strategy Fund
Limited-Term Bond Fund
High Income Fund
Municipal Bond Fund





























------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

WRR3000SA(9-97)
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